Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, 5.24%, 04/15/31	$500	$516,599
Chase Issuance Trust, 4.60%, 01/16/29	860	863,308
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,525
Toyota Auto Receivables Owner Trust, 4.83%, 10/16/28	500	502,416
World Omni Auto Receivables Trust, 4.86%, 03/15/29	280	281,688
Total Asset-Backed Securities — 0.3% (Cost: $2,244,527)		2,254,536
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.8%
Bank, 2.56%, 05/15/64	200	174,235
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	94,971
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	171,139
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	460	403,352
Benchmark Mortgage Trust
4.59%, 05/15/55(a)	1,000	951,772
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	739	728,765
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	90,159
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	84,783
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	90	88,262
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	192,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.50%, 07/25/33(a)	200	199,017
4.51%, 07/25/29	300	300,146
5.36%, 01/25/29(a)	950	978,203
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	380	371,961
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	172	170,829
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	97,361
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	80	78,709
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	146,220
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	518,105
		5,840,971
Total Collateralized Mortgage Obligations — 0.8% (Cost: $6,345,457)		5,840,971
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	50	47,884
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	75	73,370
7.50%, 06/01/29(b)(c)	75	66,465
7.75%, 04/15/28(b)	67	61,715
7.88%, 04/01/30(b)	50	51,744
9.00%, 09/15/28(b)	45	47,726
Security	Par (000)	Value
Advertising (continued)
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$50	$43,224
3.38%, 03/01/41	15	11,465
4.75%, 03/30/30	48	47,829
5.40%, 10/01/48	40	39,007
Omnicom Group Inc.
2.60%, 08/01/31	15	13,023
5.30%, 11/01/34	40	40,529
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	105	103,575
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	32	30,147
4.63%, 03/15/30(b)	35	32,884
5.00%, 08/15/27(b)	45	44,370
7.38%, 02/15/31(b)	30	31,731
Stagwell Global LLC, 5.63%, 08/15/29(b)	70	67,464
		854,152
Aerospace & Defense — 0.0%
Hexcel Corp., 4.20%, 02/15/27	45	44,140
Howmet Aerospace Inc.
3.00%, 01/15/29	51	47,838
5.90%, 02/01/27	56	57,503
5.95%, 02/01/37	50	53,492
6.75%, 01/15/28	30	31,736
Triumph Group Inc., 9.00%, 03/15/28(b)	68	71,359
		306,068
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	35	34,638
6.00%, 06/15/30(b)	65	64,872
		99,510
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	35	34,844
Azul Secured Finance LLP, 11.93%, 08/28/28(d)	206	209,017
British Airways Pass Through Trust, Class A, 4.25%, 05/15/34(b)	7	6,621
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	130	136,733
JetBlue Pass-Through Trust, Series 1A, Class A, 4.00%, 05/15/34(c)	41	38,308
Latam Airlines Group SA, 7.88%, 04/15/30(b)	100	101,854
		527,377
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31(b)(c)	20	17,566
4.25%, 03/15/29(b)	25	23,205
Hanesbrands Inc.
4.88%, 05/15/26(b)	55	54,330
9.00%, 02/15/31(b)	35	37,585
Kontoor Brands Inc., 4.13%, 11/15/29(b)	30	27,799
Tapestry Inc.
3.05%, 03/15/32	50	43,225
4.13%, 07/15/27	63	61,824
Under Armour Inc., 3.25%, 06/15/26	40	38,725
VF Corp.
2.80%, 04/23/27	70	66,081
2.95%, 04/23/30	50	43,192
6.00%, 10/15/33	25	24,721

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	$35	$30,773
		469,026
Auto Manufacturers — 0.1%
Cummins Inc.
1.50%, 09/01/30	95	80,631
2.60%, 09/01/50	65	41,290
4.88%, 10/01/43	40	38,310
5.15%, 02/20/34	50	51,385
5.45%, 02/20/54	65	66,817
PACCAR Financial Corp.
1.10%, 05/11/26	60	57,216
5.00%, 05/13/27	50	50,803
5.20%, 11/09/26	75	76,158
Wabash National Corp., 4.50%, 10/15/28(b)	25	23,225
		485,835
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	40	37,219
6.50%, 04/01/27(c)	35	35,023
6.88%, 07/01/28(c)	25	24,974
BorgWarner Inc.
2.65%, 07/01/27	90	85,889
4.38%, 03/15/45	30	25,377
5.40%, 08/15/34	50	50,476
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (10.63% PIK)(b)(c)(e)	22	18,271
Dana Inc.
4.25%, 09/01/30	30	26,800
4.50%, 02/15/32(c)	21	18,375
5.38%, 11/15/27	25	24,868
5.63%, 06/15/28	30	29,793
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	52,410
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	100	97,745
5.00%, 05/31/26	40	39,600
5.00%, 07/15/29	60	56,117
5.25%, 07/15/31	100	91,957
Lear Corp.
3.50%, 05/30/30	15	13,831
3.55%, 01/15/52	30	20,947
3.80%, 09/15/27	20	19,507
4.25%, 05/15/29	60	58,191
5.25%, 05/15/49	35	31,803
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	202,241
Phinia Inc.
6.63%, 10/15/32(b)	30	30,148
6.75%, 04/15/29(b)	30	30,827
Tenneco Inc., 8.00%, 11/17/28(b)	132	125,309
		1,247,698
Banks — 4.8%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	10	9,500
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	50	45,420
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)	55	47,517
4.80%, 04/18/26(b)	200	198,998
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	205,030
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	191,848
Security	Par (000)	Value
Banks (continued)
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)	$200	$205,240
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	5	5,276
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(a)	30	28,193
Banco de Credito del Peru SA, 3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	100	94,092
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	204,094
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(d)	200	174,257
4.45%, 09/19/28(d)	200	197,378
Bank Negara Indonesia Persero Tbk PT, 5.28%, 04/05/29(d)	200	200,933
Bank of China Ltd., 3.50%, 04/20/27(d)	200	195,746
Bank of East Asia Ltd. (The), 6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	253,414
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	50	47,464
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	10	10,215
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	80	76,616
1.25%, 09/15/26	250	235,861
2.65%, 03/08/27	120	115,377
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	80	68,208
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	100	95,834
5.20%, 02/01/28	130	132,242
5.27%, 12/11/26	100	101,359
5.51%, 06/04/31	30	30,937
5.72%, 09/25/28	105	108,986
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	140	139,703
Series H, 4.70%, 09/14/27	125	125,482
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	100	95,832
1.05%, 10/15/26	40	37,566
1.65%, 07/14/28	20	18,191
1.65%, 01/28/31	95	79,944
1.80%, 07/28/31	85	71,978
2.05%, 01/26/27	35	33,364
2.45%, 08/17/26	86	83,317
2.80%, 05/04/26	95	92,852
3.00%, 10/30/28	105	99,098
3.25%, 05/16/27	110	106,999
3.30%, 08/23/29	110	103,409
3.40%, 01/29/28	163	158,116
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	167	162,816
3.85%, 04/28/28	137	134,584
3.85%, 04/26/29	10	9,765
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	120	115,384
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	120	120,217
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	10	10,150
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	95	96,759
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,316
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	75	79,511
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	80	88,440
Series J, 1.90%, 01/25/29	45	40,691
Bank of Nova Scotia (The)
1.05%, 03/02/26	125	119,722
1.30%, 09/15/26	120	113,371
1.35%, 06/24/26	55	52,410

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 02/02/27	$70	$66,319
2.15%, 08/01/31	170	143,862
2.45%, 02/02/32	55	47,030
2.70%, 08/03/26	145	140,644
2.95%, 03/11/27	100	96,612
4.50%, 12/16/25	140	139,237
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	110	103,112
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	20	19,722
4.75%, 02/02/26	50	50,080
4.85%, 02/01/30	10	10,053
5.25%, 06/12/28	55	56,199
5.65%, 02/01/34	70	73,049
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	105	99,342
4.94%, 01/26/26(b)	230	230,456
5.09%, 01/23/27(b)	25	25,200
5.79%, 07/13/28(b)	25	25,763
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	193,332
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	245	231,506
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)	15	12,523
2.70%, 10/01/29(b)	105	95,093
3.25%, 01/11/28(b)	255	242,817
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)	60	44,808
3.65%, 01/14/37, (5-year CMT + 1.900%)(a)(b)	15	12,831
4.88%, 04/01/26(b)	230	228,898
5.20%, 01/18/27(b)	250	252,400
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	255,208
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	245	258,072
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)	240	262,097
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)	5	5,157
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	195	201,330
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)	205	222,675
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	85	78,225
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	105	104,638
5.24%, 06/28/27	185	187,808
5.26%, 04/08/29	115	117,318
6.09%, 10/03/33	70	75,058
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	203,120
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	201,473
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	15	14,510
Comerica Inc., 4.00%, 02/01/29	135	129,597
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	20	18,600
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	200	192,122
DIB Sukuk Ltd.
2.95%, 01/16/26(d)	200	195,068
5.24%, 03/04/29(d)	200	201,979
Discover Bank, 4.65%, 09/13/28	245	242,767
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	215	204,696
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)	35	32,473
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	70	76,787
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	191,369
Security	Par (000)	Value
Banks (continued)
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	$15	$14,888
5.70%, 03/14/28(b)	25	25,668
First Abu Dhabi Bank PJSC
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	200	195,837
5.00%, 02/28/29(d)	200	201,144
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	200,833
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	65	53,246
2.55%, 02/04/30	155	138,006
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	75	76,793
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	200	193,751
Industrial & Commercial Bank of China Ltd./Singapore, 5.33%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(d)	200	200,155
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	240	230,071
3.95%, 03/29/27	265	260,510
4.55%, 10/02/28	205	203,603
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	195	197,918
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	25	25,499
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	200	211,850
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	215	208,692
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	45	39,817
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(b)	55	43,792
5.71%, 01/15/26(b)	105	105,343
7.20%, 11/28/33(b)	200	221,273
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(b)	200	223,169
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)	215	245,514
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	200	191,234
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)	5	5,307
KeyBank NA, 5.00%, 01/26/33	20	19,546
KeyCorp
2.25%, 04/06/27	166	156,546
2.55%, 10/01/29	124	111,409
4.10%, 04/30/28	95	92,591
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	80	77,232
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	70	74,801
Kookmin Bank, 4.50%, 02/01/29(d)	200	195,556
Korea Development Bank (The), 2.00%, 10/25/31	200	168,800
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	270	242,842
4.88%, 03/09/26(d)	30	30,144
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	165	157,483
0.88%, 09/03/30	20	16,629
1.00%, 02/25/28(d)	50	45,250
1.75%, 07/27/26	155	148,672
1.75%, 01/14/27(d)	185	175,658
3.00%, 05/21/29(d)	50	47,644
3.88%, 09/28/27	15	14,877
3.88%, 06/14/28	25	24,748
4.13%, 02/06/31(d)	145	144,119
4.63%, 04/17/29	25	25,481
5.00%, 10/24/33	75	79,009
Series 37, 2.50%, 11/15/27	130	123,957

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	$10	$9,920
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	70	68,103
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	140	121,884
3.62%, 06/03/30(b)	110	101,510
5.21%, 06/15/26(b)	170	171,482
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	250	248,927
National Bank of Canada, 5.60%, 12/18/28	65	66,870
National Securities Clearing Corp., 5.10%, 11/21/27(b)	45	45,679
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	187,975
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	10	9,738
Nordea Bank Abp
1.50%, 09/30/26(b)	140	132,281
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	110	106,691
5.38%, 09/22/27(b)	25	25,463
Norinchukin Bank (The)
2.08%, 09/22/31(b)	100	82,482
4.87%, 09/14/27(b)	15	14,935
Northern Trust Corp.
1.95%, 05/01/30	120	104,743
3.15%, 05/03/29	60	56,941
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	42	40,391
3.65%, 08/03/28	95	92,551
4.00%, 05/10/27	88	87,147
6.13%, 11/02/32	75	81,302
NRW Bank
0.88%, 03/09/26(d)	85	81,222
3.88%, 05/26/26(d)	20	19,821
4.63%, 03/08/27(d)	34	34,195
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	70	66,849
3.63%, 09/09/27	30	29,531
3.75%, 09/05/29	5	4,914
4.13%, 01/20/26	20	19,920
4.13%, 01/18/29	125	124,702
4.25%, 03/01/28	50	50,050
4.75%, 05/21/27	140	141,694
5.00%, 10/23/26	55	55,685
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	90	85,055
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	140	120,201
2.55%, 01/22/30	240	216,297
2.60%, 07/23/26	165	159,950
3.15%, 05/19/27	85	82,292
3.45%, 04/23/29	251	239,591
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	55	52,923
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	220	219,981
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	155	153,660
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	155	154,471
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	135	137,603
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	100	102,636
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	190	194,775
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	105	108,882
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	30	31,712
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	110	116,515
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	105	108,410
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	150	167,966
Security	Par (000)	Value
Banks (continued)
QNB Finance Ltd., 5.99%, 04/02/29, (1-day SOFR + 1.200%)(a)	$200	$200,443
Regions Financial Corp.
1.80%, 08/12/28	70	63,056
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	15	15,368
7.38%, 12/10/37	51	58,814
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(d)	200	196,876
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	200,756
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(b)	60	56,661
5.13%, 03/05/27(b)	10	10,133
5.38%, 03/05/29(b)	5	5,111
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	100	95,129
2.20%, 03/03/31	120	103,873
2.40%, 01/24/30	115	103,798
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	25,919
2.65%, 05/19/26	75	73,132
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	50	45,408
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	85	83,393
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	30	28,571
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	15	14,644
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	50	49,705
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	110	111,948
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	60	63,985
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	104,165
1.90%, 09/17/28	225	203,347
2.13%, 07/08/30	95	82,283
2.14%, 09/23/30	112	96,035
2.22%, 09/17/31	25	21,160
2.30%, 01/12/41	25	17,439
2.63%, 07/14/26	70	67,828
2.93%, 09/17/41	200	149,747
3.01%, 10/19/26	175	169,906
3.04%, 07/16/29	205	190,448
3.20%, 09/17/29	100	93,182
3.35%, 10/18/27	148	143,072
3.36%, 07/12/27	135	131,260
3.45%, 01/11/27	55	53,775
3.54%, 01/17/28	55	53,273
3.78%, 03/09/26	175	173,132
3.94%, 07/19/28	40	39,044
4.31%, 10/16/28(c)	45	44,497
5.56%, 07/09/34	195	202,656
5.71%, 01/13/30	195	202,596
5.77%, 01/13/33	205	215,907
5.78%, 07/13/33	5	5,269
5.81%, 09/14/33	40	42,416
5.84%, 07/09/44	15	15,796
5.88%, 07/13/26	260	264,832
6.18%, 07/13/43	20	22,268
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	65	61,303
4.85%, 09/10/34(b)	200	197,937
5.50%, 03/09/28(b)	25	25,598
5.55%, 09/14/28(b)	235	241,628
5.65%, 03/09/26(b)	210	212,486
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	270	256,377

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.50%, 06/15/28(b)	$20	$20,427
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	10	10,189
Truist Bank, 3.30%, 05/15/26	80	78,327
Truist Financial Corp.
1.13%, 08/03/27	85	77,571
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	195	186,623
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	95	85,967
1.95%, 06/05/30	75	64,760
3.88%, 03/19/29	50	48,099
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	135	132,784
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	85	82,038
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	100	99,246
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	15	15,060
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	170	173,057
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	135	139,361
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	195	203,543
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	45	47,684
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	160	172,415
U.S. Bancorp
1.38%, 07/22/30	65	54,460
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	125	118,535
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	70	58,102
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	75	64,698
3.00%, 07/30/29	95	87,973
3.10%, 04/27/26	80	78,387
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	155	154,527
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	160	156,816
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	80	78,369
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	35	35,359
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	100	102,066
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	120	124,548
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	95	98,008
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	125	130,702
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	120	125,556
Series V, 2.38%, 07/22/26	95	91,854
Series X, 3.15%, 04/27/27	170	164,924
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	250	248,985
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	65	62,116
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	40	38,783
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(a)	20	17,438
Webster Financial Corp., 4.10%, 03/25/29	70	67,151
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	40	37,879
Woori Bank, 0.75%, 02/01/26(d)	200	190,958
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	209,858
		32,492,070
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	20	16,542
Keurig Dr Pepper Inc.
2.25%, 03/15/31(c)	30	25,838
2.55%, 09/15/26	75	72,386
3.20%, 05/01/30	100	92,648
3.35%, 03/15/51	50	35,728
3.43%, 06/15/27	40	38,897
3.80%, 05/01/50	50	38,884
3.95%, 04/15/29	70	68,039
Security	Par (000)	Value
Beverages (continued)
4.05%, 04/15/32	$55	$52,599
4.42%, 12/15/46	35	30,225
4.50%, 11/15/45	55	48,580
4.50%, 04/15/52	70	60,666
4.60%, 05/25/28	10	9,995
5.05%, 03/15/29	50	50,738
5.30%, 03/15/34	50	51,096
Series 10, 5.20%, 03/15/31	10	10,215
Primo Water Holdings Inc., 4.38%, 04/30/29(b)	50	47,059
		750,135
Biotechnology — 0.2%
Biogen Inc.
2.25%, 05/01/30	144	125,902
3.15%, 05/01/50	115	77,048
3.25%, 02/15/51	60	41,022
5.20%, 09/15/45	65	61,515
CSL Finance PLC
4.05%, 04/27/29(b)	35	34,065
4.25%, 04/27/32(b)	20	19,263
4.63%, 04/27/42(b)	10	9,176
4.75%, 04/27/52(b)	100	91,164
5.11%, 04/03/34(b)	30	30,304
5.42%, 04/03/54(b)	50	50,079
Illumina Inc.
2.55%, 03/23/31(c)	60	51,814
5.75%, 12/13/27	30	30,785
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	90	75,784
2.80%, 09/15/50	71	44,563
Royalty Pharma PLC
1.75%, 09/02/27	60	55,371
2.15%, 09/02/31	15	12,539
2.20%, 09/02/30	30	25,783
3.30%, 09/02/40	20	15,025
3.35%, 09/02/51	110	73,442
3.55%, 09/02/50	60	42,307
5.15%, 09/02/29	40	40,306
5.90%, 09/02/54(c)	35	35,274
		1,042,531
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)	25	23,847
Builders FirstSource Inc.
4.25%, 02/01/32(b)	85	77,518
5.00%, 03/01/30(b)	35	33,810
6.38%, 06/15/32(b)	50	51,106
6.38%, 03/01/34(b)	65	66,269
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	45	44,253
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	20	16,830
9.50%, 08/15/29(b)	35	34,848
CRH America Finance Inc.
3.95%, 04/04/28(b)	80	78,310
4.40%, 05/09/47(b)	20	17,032
4.50%, 04/04/48(b)	21	18,336
5.40%, 05/21/34	10	10,276
CRH America Inc., 5.13%, 05/18/45(b)	50	47,461
Fortune Brands Innovations Inc.
3.25%, 09/15/29	67	62,718
5.88%, 06/01/33	55	57,669
Griffon Corp., 5.75%, 03/01/28	65	64,193

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	$30	$29,283
Jeld-Wen Inc., 4.88%, 12/15/27(b)	30	28,820
JELD-WEN Inc., 7.00%, 09/01/32(b)	25	24,374
Knife River Corp., 7.75%, 05/01/31(b)	30	31,481
Lennox International Inc., 1.70%, 08/01/27	57	52,724
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	23,410
Martin Marietta Materials Inc.
2.40%, 07/15/31	67	57,849
3.20%, 07/15/51	70	48,679
3.45%, 06/01/27	25	24,324
3.50%, 12/15/27	55	53,329
4.25%, 12/15/47	40	33,999
5.15%, 12/01/34	100	100,519
Series CB, 2.50%, 03/15/30	52	46,637
Masco Corp.
2.00%, 10/01/30	80	68,322
2.00%, 02/15/31	20	17,009
3.13%, 02/15/51	20	13,370
3.50%, 11/15/27	45	43,510
4.50%, 05/15/47	40	34,512
Mohawk Industries Inc.
3.63%, 05/15/30	30	28,145
5.85%, 09/18/28	25	25,880
Owens Corning
3.40%, 08/15/26	84	82,192
3.50%, 02/15/30	50	46,959
3.88%, 06/01/30	40	38,125
3.95%, 08/15/29	5	4,832
4.30%, 07/15/47	50	41,944
4.40%, 01/30/48	25	21,055
5.70%, 06/15/34	30	31,301
5.95%, 06/15/54	15	15,861
7.00%, 12/01/36	25	28,727
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	46	46,341
6.50%, 03/15/27(b)(c)	20	20,013
7.25%, 01/15/31(b)	55	58,687
Trane Technologies Financing Ltd.
3.50%, 03/21/26	70	68,949
3.80%, 03/21/29	68	65,977
4.50%, 03/21/49	29	26,366
4.65%, 11/01/44	25	23,107
5.10%, 06/13/34	55	55,774
5.25%, 03/03/33	40	41,059
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	47	45,822
4.30%, 02/21/48	22	19,335
5.75%, 06/15/43	20	21,057
Vulcan Materials Co.
3.50%, 06/01/30	95	89,119
4.50%, 06/15/47	32	28,089
4.70%, 03/01/48	50	45,546
5.70%, 12/01/54	50	51,839
		2,508,728
Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/10/29(b)	20	18,112
2.50%, 09/27/26(b)	55	53,041
3.50%, 09/27/46(b)	35	27,138
Security	Par (000)	Value
Chemicals (continued)
Air Products and Chemicals Inc.
1.85%, 05/15/27	$58	$54,600
2.05%, 05/15/30	64	56,346
2.70%, 05/15/40	70	52,373
2.80%, 05/15/50	65	43,662
4.60%, 02/08/29	20	20,145
4.75%, 02/08/31	5	5,039
4.80%, 03/03/33	45	45,334
4.85%, 02/08/34	100	100,420
Ashland Inc.
3.38%, 09/01/31(b)	30	26,147
6.88%, 05/15/43	20	21,283
Avient Corp.
6.25%, 11/01/31(b)	45	45,530
7.13%, 08/01/30(b)	50	51,793
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	35	36,700
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	50	45,961
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,435
CF Industries Inc.
4.95%, 06/01/43	55	50,332
5.15%, 03/15/34	60	59,454
5.38%, 03/15/44	50	48,284
FMC Corp.
3.45%, 10/01/29	25	23,242
4.50%, 10/01/49	50	40,477
5.15%, 05/18/26	30	30,110
5.65%, 05/18/33(c)	50	50,790
6.38%, 05/18/53	30	31,330
HB Fuller Co.
4.00%, 02/15/27	20	19,472
4.25%, 10/15/28	20	18,928
Huntsman International LLC, 2.95%, 06/15/31	10	8,519
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	115	105,837
2.30%, 11/01/30(b)	55	47,253
3.27%, 11/15/40(b)	40	29,706
3.47%, 12/01/50(b)	90	62,481
4.38%, 06/01/47	50	40,718
4.45%, 09/26/28	25	24,695
5.00%, 09/26/48	55	49,458
Linde Inc./CT
1.10%, 08/10/30	54	45,271
3.20%, 01/30/26	100	98,633
3.55%, 11/07/42	30	24,839
Methanex Corp.
5.13%, 10/15/27	45	44,177
5.25%, 12/15/29	45	43,985
5.65%, 12/01/44	20	17,941
Mosaic Co. (The)
4.05%, 11/15/27	75	73,703
4.88%, 11/15/41	20	18,224
5.38%, 11/15/28	30	30,684
5.45%, 11/15/33	25	25,365
5.63%, 11/15/43	45	44,309
Nutrien Ltd.
2.95%, 05/13/30	94	85,796
3.95%, 05/13/50	60	47,543
4.00%, 12/15/26	35	34,493
4.13%, 03/15/35	30	27,319

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.20%, 04/01/29	$80	$78,556
4.90%, 06/01/43	30	27,828
5.00%, 04/01/49	56	52,195
5.25%, 01/15/45	35	33,732
5.63%, 12/01/40	25	25,301
5.80%, 03/27/53	45	46,951
5.88%, 12/01/36	40	42,091
OCI NV, 6.70%, 03/16/33(b)	45	45,461
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(d)	200	166,114
PPG Industries Inc.
1.20%, 03/15/26	40	38,242
2.55%, 06/15/30	75	67,064
3.75%, 03/15/28	139	135,520
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	30	32,139
RPM International Inc.
4.25%, 01/15/48	40	34,781
5.25%, 06/01/45	10	9,711
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	196,721
Sherwin-Williams Co. (The)
2.20%, 03/15/32	25	21,073
2.30%, 05/15/30	90	79,579
2.90%, 03/15/52	30	19,519
2.95%, 08/15/29	90	83,498
3.30%, 05/15/50	50	35,245
3.45%, 06/01/27	164	159,872
3.80%, 08/15/49	45	35,101
3.95%, 01/15/26	20	19,859
4.50%, 06/01/47	90	79,475
4.55%, 03/01/28	20	20,009
4.55%, 08/01/45	21	18,709
4.80%, 09/01/31	5	4,990
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	192,987
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(b)(c)	25	13,163
Tronox Inc., 4.63%, 03/15/29(b)	75	69,019
Westlake Corp.
2.88%, 08/15/41	15	10,498
3.13%, 08/15/51	50	32,803
3.38%, 06/15/30	30	27,793
3.38%, 08/15/61	25	15,841
4.38%, 11/15/47	60	49,591
Yara International ASA
3.15%, 06/04/30(b)	85	76,816
3.80%, 06/06/26(b)	25	24,561
4.75%, 06/01/28(b)	82	81,474
7.38%, 11/14/32(d)	100	111,913
		4,452,222
Commercial Services — 1.1%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	65,513
4.88%, 07/15/32(b)	50	46,838
Alta Equipment Group Inc., 9.00%, 06/01/29(b)	30	28,457
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	25	22,652
4.63%, 10/01/27(b)	35	33,458
APi Group DE Inc.
4.13%, 07/15/29(b)	26	24,205
4.75%, 10/15/29(b)	20	19,188
Ashtead Capital Inc.
1.50%, 08/12/26(b)	40	37,789
Security	Par (000)	Value
Commercial Services (continued)
2.45%, 08/12/31(b)	$50	$42,300
4.00%, 05/01/28(b)	40	38,718
4.38%, 08/15/27(b)	20	19,729
5.80%, 04/15/34(b)	20	20,497
5.95%, 10/15/33(b)	200	207,072
Automatic Data Processing Inc.
1.25%, 09/01/30	141	118,410
1.70%, 05/15/28	87	79,892
4.45%, 09/09/34	75	73,010
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	30	28,413
5.38%, 03/01/29(b)	40	38,026
5.75%, 07/15/27(b)	30	29,669
5.75%, 07/15/27(b)	25	24,690
8.00%, 02/15/31(b)(c)	35	36,412
8.25%, 01/15/30(b)	45	46,785
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	75,082
Block Financial LLC
2.50%, 07/15/28	45	41,244
3.88%, 08/15/30	35	32,700
Carriage Services Inc., 4.25%, 05/15/29(b)	30	27,647
Cimpress PLC, 7.38%, 09/15/32(b)	40	39,986
Cintas Corp. No. 2
3.70%, 04/01/27	165	162,129
4.00%, 05/01/32	70	66,855
Deluxe Corp., 8.00%, 06/01/29(b)	35	33,792
Equifax Inc.
4.80%, 09/15/29	100	99,633
5.10%, 12/15/27	5	5,060
ERAC USA Finance LLC
3.30%, 12/01/26(b)	155	151,029
4.20%, 11/01/46(b)	47	40,071
4.50%, 02/15/45(b)	65	58,153
4.60%, 05/01/28(b)	105	105,025
4.90%, 05/01/33(b)	75	74,777
5.00%, 02/15/29(b)	55	55,835
5.20%, 10/30/34(b)	100	101,432
5.40%, 05/01/53(b)(c)	60	60,539
5.63%, 03/15/42(b)	30	31,164
6.70%, 06/01/34(b)(c)	30	33,815
7.00%, 10/15/37(b)	45	52,435
Global Payments Inc.
1.20%, 03/01/26	80	76,485
2.15%, 01/15/27	85	80,690
2.90%, 05/15/30	85	76,648
2.90%, 11/15/31	65	56,796
3.20%, 08/15/29	115	106,655
4.15%, 08/15/49	20	15,894
4.80%, 04/01/26	45	44,982
5.40%, 08/15/32	55	55,902
5.95%, 08/15/52	65	66,593
GXO Logistics Inc.
1.65%, 07/15/26	70	66,538
2.65%, 07/15/31	55	47,749
6.25%, 05/06/29	55	56,898
6.50%, 05/06/34	15	15,824
Herc Holdings Inc.
5.50%, 07/15/27(b)	71	70,593
6.63%, 06/15/29(b)	50	51,234
Hertz Corp. (The)
4.63%, 12/01/26(b)	35	29,976

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.00%, 12/01/29(b)(c)	$70	$48,433
12.63%, 07/15/29(b)(c)	50	54,184
Korn Ferry, 4.63%, 12/15/27(b)	30	29,219
Matthews International Corp., 8.63%, 10/01/27(b)	20	20,934
Moody's Corp.
2.00%, 08/19/31(c)	45	38,061
3.10%, 11/29/61	35	22,340
3.25%, 01/15/28	17	16,420
3.25%, 05/20/50	35	24,672
3.75%, 02/25/52	25	19,570
4.25%, 02/01/29	62	61,443
4.25%, 08/08/32	20	19,359
4.88%, 12/17/48	39	36,423
5.25%, 07/15/44	45	44,580
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	65	61,793
PayPal Holdings Inc.
2.30%, 06/01/30	80	71,099
2.65%, 10/01/26	130	125,831
2.85%, 10/01/29	139	128,717
3.25%, 06/01/50	87	62,526
4.40%, 06/01/32	70	68,606
5.05%, 06/01/52	50	48,653
5.15%, 06/01/34	75	76,378
5.25%, 06/01/62	30	29,204
5.50%, 06/01/54	35	36,174
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	70	65,821
5.75%, 04/15/26(b)	85	85,022
6.25%, 01/15/28(b)	100	99,903
Quanta Services Inc.
2.35%, 01/15/32	95	80,413
2.90%, 10/01/30	51	46,277
3.05%, 10/01/41	40	29,543
RELX Capital Inc.
3.00%, 05/22/30	100	92,116
4.00%, 03/18/29	65	63,493
RR Donnelley & Sons Co.
8.50%, 04/15/29(b)	26	25,958
9.50%, 08/01/29(b)	55	56,487
10.88%, 08/01/29(b)	30	30,603
S&P Global Inc.
1.25%, 08/15/30(c)	69	57,758
2.30%, 08/15/60	70	37,511
2.45%, 03/01/27	95	90,969
2.50%, 12/01/29	45	40,905
2.70%, 03/01/29	105	97,726
2.90%, 03/01/32	75	66,731
2.95%, 01/22/27	27	26,192
3.25%, 12/01/49	40	29,250
3.70%, 03/01/52	65	51,245
3.90%, 03/01/62	30	23,716
4.25%, 05/01/29	95	93,938
4.75%, 08/01/28	60	60,497
5.25%, 09/15/33	10	10,335
Service Corp. International/U.S.
3.38%, 08/15/30	55	49,222
4.00%, 05/15/31	55	50,271
4.63%, 12/15/27	30	29,473
5.13%, 06/01/29(c)	50	49,295
5.75%, 10/15/32	50	49,803
Security	Par (000)	Value
Commercial Services (continued)
7.50%, 04/01/27	$15	$15,690
Sodexo Inc.
1.63%, 04/16/26(b)	165	157,534
2.72%, 04/16/31(b)	10	8,687
Sotheby's, 7.38%, 10/15/27(b)	55	54,515
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	20	18,306
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	47	40,415
3.38%, 03/22/27(b)	55	53,240
4.13%, 02/02/26(b)	47	46,538
TriNet Group Inc.
3.50%, 03/01/29(b)	35	32,095
7.13%, 08/15/31(b)	30	30,833
Triton Container International Ltd.
2.05%, 04/15/26(b)	57	54,532
3.15%, 06/15/31(b)	55	47,531
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	45	38,808
United Rentals North America Inc.
3.75%, 01/15/32	50	44,701
3.88%, 11/15/27	46	44,406
3.88%, 02/15/31	70	64,004
4.00%, 07/15/30	40	37,113
4.88%, 01/15/28	115	113,251
5.25%, 01/15/30(c)	50	49,435
5.50%, 05/15/27	34	34,005
6.00%, 12/15/29(b)	120	122,382
6.13%, 03/15/34(b)	70	71,061
Valvoline Inc., 3.63%, 06/15/31(b)	35	30,459
Verisk Analytics Inc.
3.63%, 05/15/50	40	29,962
4.13%, 03/15/29	60	58,888
5.25%, 06/05/34	50	50,584
5.50%, 06/15/45	17	16,795
5.75%, 04/01/33	15	15,825
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,195
Williams Scotsman Inc.
4.63%, 08/15/28(b)	30	28,882
6.63%, 06/15/29(b)	35	35,627
7.38%, 10/01/31(b)	30	31,126
WW International Inc., 4.50%, 04/15/29(b)	30	6,850
ZipRecruiter Inc., 5.00%, 01/15/30(b)	35	32,204
		7,627,154
Computers — 0.3%
ASGN Inc., 4.63%, 05/15/28(b)	40	38,330
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	75	71,853
4.00%, 07/01/29(b)	60	57,134
CGI Inc.
1.45%, 09/14/26	70	66,083
2.30%, 09/14/31	50	42,249
Crane NXT Co., 4.20%, 03/15/48	25	17,397
DXC Technology Co.
1.80%, 09/15/26	40	37,816
2.38%, 09/15/28	65	58,763
Fortinet Inc.
1.00%, 03/15/26	42	40,046
2.20%, 03/15/31	42	36,402
Gartner Inc.
3.63%, 06/15/29(b)	60	56,053
3.75%, 10/01/30(b)	80	74,075

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.50%, 07/01/28(b)	$80	$78,065
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	85	81,685
4.40%, 09/25/27	110	109,451
4.45%, 09/25/26	100	99,636
4.55%, 10/15/29	150	148,677
5.00%, 10/15/34	130	128,365
5.25%, 07/01/28	25	25,470
5.60%, 10/15/54	110	109,130
6.20%, 10/15/35	65	69,897
6.35%, 10/15/45	95	102,230
Insight Enterprises Inc., 6.63%, 05/15/32(b)	35	35,792
Kyndryl Holdings Inc.
2.05%, 10/15/26	45	42,744
4.10%, 10/15/41	40	32,836
6.35%, 02/20/34	30	31,865
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	38,689
5.13%, 04/15/29(b)	27	25,936
NetApp Inc., 2.70%, 06/22/30	82	73,383
Seagate HDD Cayman
4.09%, 06/01/29	35	33,164
4.13%, 01/15/31	15	13,533
4.88%, 06/01/27	35	34,693
5.75%, 12/01/34	40	39,799
8.25%, 12/15/29	35	37,547
8.50%, 07/15/31	35	37,819
9.63%, 12/01/32	51	58,388
Unisys Corp., 6.88%, 11/01/27(b)	30	29,516
Virtusa Corp., 7.13%, 12/15/28(b)	26	25,119
Western Digital Corp.
2.85%, 02/01/29	65	58,297
3.10%, 02/01/32	55	46,467
4.75%, 02/15/26	150	148,681
		2,393,075
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	30	28,094
5.50%, 06/01/28(b)	50	49,297
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	25	21,060
2.38%, 12/01/29	59	53,026
2.60%, 04/15/30	95	85,506
3.13%, 12/01/49	50	34,089
3.15%, 03/15/27	78	75,661
4.15%, 03/15/47	40	32,939
4.38%, 06/15/45	45	38,534
5.00%, 02/14/34(c)	50	50,079
5.15%, 05/15/53	45	44,629
6.00%, 05/15/37	15	15,819
Kenvue Inc.
4.90%, 03/22/33	75	75,604
5.05%, 03/22/28	220	224,815
5.05%, 03/22/53	175	171,346
5.10%, 03/22/43	15	14,960
5.20%, 03/22/63	55	54,064
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	50	47,945
4.90%, 12/15/44	20	16,211
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
6.13%, 09/30/32	$45	$44,922
		1,178,600
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	45	41,386
4.25%, 04/20/27(b)	15	14,797
4.50%, 10/24/28(b)	50	49,207
4.65%, 04/20/32(b)	70	67,895
Gates Corp./DE, 6.88%, 07/01/29(b)	35	36,046
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	75	69,559
LKQ Corp.
5.75%, 06/15/28	55	56,229
6.25%, 06/15/33(c)	40	42,051
Resideo Funding Inc.
4.00%, 09/01/29(b)(c)	20	18,519
6.50%, 07/15/32(b)	50	50,779
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(b)	30	30,849
7.75%, 03/15/31(b)	55	58,159
WW Grainger Inc.
3.75%, 05/15/46	60	48,954
4.20%, 05/15/47	35	30,427
4.60%, 06/15/45	42	39,163
		654,020
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	155	148,293
3.00%, 10/29/28	185	172,617
3.30%, 01/30/32	240	213,263
3.40%, 10/29/33	150	130,582
3.65%, 07/21/27	155	150,820
3.85%, 10/29/41	150	122,823
3.88%, 01/23/28	170	165,706
4.63%, 09/10/29	155	153,133
4.95%, 09/10/34	10	9,748
5.10%, 01/19/29	155	156,490
5.30%, 01/19/34	5	5,022
5.75%, 06/06/28	160	164,838
6.45%, 04/15/27	155	160,687
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	150	155,093
Affiliated Managers Group Inc.
3.30%, 06/15/30	65	59,877
5.50%, 08/20/34	15	15,050
Air Lease Corp.
1.88%, 08/15/26	95	90,519
2.10%, 09/01/28	45	40,908
2.20%, 01/15/27	10	9,498
2.88%, 01/15/26	150	146,798
2.88%, 01/15/32	30	26,158
3.00%, 02/01/30	80	72,880
3.13%, 12/01/30	60	54,267
3.75%, 06/01/26	35	34,467
4.63%, 10/01/28	35	34,854
5.10%, 03/01/29	5	5,073
5.85%, 12/15/27	55	56,698
Aircastle Ltd.
2.85%, 01/26/28(b)	75	70,320
5.95%, 02/15/29(b)	50	51,475
6.50%, 07/18/28(b)	35	36,503

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28	$65	$58,642
4.75%, 06/09/27	50	49,918
5.75%, 11/20/25	25	25,106
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	65	65,967
6.70%, 02/14/33	35	36,074
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	25	26,244
7.10%, 11/15/27	30	31,777
8.00%, 11/01/31	230	259,082
American Express Co.
1.65%, 11/04/26	120	113,545
2.55%, 03/04/27	155	148,465
3.13%, 05/20/26	125	122,520
3.30%, 05/03/27	154	149,558
4.05%, 05/03/29	140	137,908
4.05%, 12/03/42	85	74,904
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	105	102,176
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	70	69,864
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	110	110,833
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	120	120,932
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	175	178,134
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	20	20,296
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	35	35,990
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	140	141,674
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	75	78,497
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	5	5,427
American Express Credit Corp., 3.30%, 05/03/27	55	53,584
Ameriprise Financial Inc.
2.88%, 09/15/26	75	72,977
4.50%, 05/13/32	60	59,030
5.15%, 05/15/33	55	56,138
5.70%, 12/15/28	40	41,733
Apollo Global Management Inc.
5.80%, 05/21/54	50	52,882
6.38%, 11/15/33	35	38,750
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	80	73,422
Ares Management Corp., 5.60%, 10/11/54	60	59,568
Aviation Capital Group LLC
1.95%, 01/30/26(b)	55	53,097
1.95%, 09/20/26(b)	35	33,141
3.50%, 11/01/27(b)	85	81,582
6.75%, 10/25/28(b)	45	47,599
BOC Aviation Ltd.
1.75%, 01/21/26(d)	200	193,217
2.63%, 09/17/30(b)	200	178,909
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	65	69,759
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	70	74,904
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	50	47,227
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	115	94,449
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	140	130,532
3.75%, 07/28/26	65	63,753
3.80%, 01/31/28	115	111,437
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	140	140,073
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	140	139,951
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	110	111,639
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	60	60,762
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(c)	65	66,592
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	55	56,573
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	65	67,152
Security	Par (000)	Value
Diversified Financial Services (continued)
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	$35	$36,527
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	95	98,762
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	140	148,824
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	95	98,837
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	75	83,949
Cboe Global Markets Inc.
1.63%, 12/15/30	5	4,192
3.00%, 03/16/32	55	48,894
3.65%, 01/12/27	75	73,756
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	188,995
Charles Schwab Corp. (The)
0.90%, 03/11/26	70	66,829
1.15%, 05/13/26	70	66,701
1.65%, 03/11/31	115	96,101
1.95%, 12/01/31	90	74,753
2.00%, 03/20/28	125	115,376
2.30%, 05/13/31	45	39,022
2.45%, 03/03/27	5	4,781
2.75%, 10/01/29	50	45,866
2.90%, 03/03/32	45	39,752
3.20%, 03/02/27	60	58,252
3.20%, 01/25/28(c)	100	96,109
3.25%, 05/22/29(c)	50	47,345
3.30%, 04/01/27	45	43,749
3.45%, 02/13/26	40	39,470
4.00%, 02/01/29	40	39,190
4.63%, 03/22/30(c)	100	101,138
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	70	73,622
5.88%, 08/24/26	85	86,766
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	120	128,900
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	100	105,396
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	193,657
CME Group Inc.
2.65%, 03/15/32	80	70,319
3.75%, 06/15/28	95	93,253
4.15%, 06/15/48	35	30,572
5.30%, 09/15/43	55	57,835
Dexia SA, 1.13%, 04/09/26(b)	10	9,547
Discover Financial Services
4.10%, 02/09/27	95	93,788
4.50%, 01/30/26	70	69,721
6.70%, 11/29/32	45	49,110
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	65	75,795
Encore Capital Group Inc.
8.50%, 05/15/30(b)	35	37,073
9.25%, 04/01/29(b)	35	37,581
Franklin Resources Inc.
1.60%, 10/30/30	60	50,333
2.95%, 08/12/51	35	23,008
goeasy Ltd.
7.63%, 07/01/29(b)	40	41,502
9.25%, 12/01/28(b)	40	42,798
Series 144*, 6.88%, 05/15/30(b)	25	25,453
Intercontinental Exchange Inc.
1.85%, 09/15/32(c)	155	125,639
2.10%, 06/15/30	90	78,889
2.65%, 09/15/40	107	78,281
3.00%, 06/15/50	95	64,832
3.00%, 09/15/60	110	69,619
3.10%, 09/15/27	64	61,754

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 09/01/28	$140	$135,468
3.75%, 12/01/25	85	84,363
3.75%, 09/21/28	40	38,908
4.00%, 09/15/27	110	108,687
4.25%, 09/21/48	72	61,655
4.60%, 03/15/33	125	122,969
4.95%, 06/15/52	100	95,176
5.20%, 06/15/62	70	68,078
5.25%, 06/15/31	45	46,195
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	25	24,596
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	70	65,494
6.63%, 10/15/31(b)	35	35,236
Lazard Group LLC
4.38%, 03/11/29	50	49,115
6.00%, 03/15/31	25	26,092
Legg Mason Inc.
4.75%, 03/15/26	75	75,090
5.63%, 01/15/44	34	34,978
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	71,087
4.38%, 05/15/31(b)	35	32,823
4.63%, 11/15/27(b)	60	58,983
6.00%, 05/20/34	45	46,648
6.75%, 11/17/28	55	58,373
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	30	30,651
LSEGA Financing PLC
1.38%, 04/06/26(b)	35	33,526
2.00%, 04/06/28(b)	225	206,435
2.50%, 04/06/31(b)	40	34,785
3.20%, 04/06/41(b)	30	23,238
Mastercard Inc.
1.90%, 03/15/31	37	31,894
2.00%, 11/18/31	50	42,540
2.95%, 11/21/26	89	86,595
2.95%, 06/01/29	119	112,205
2.95%, 03/15/51	35	24,168
3.30%, 03/26/27	97	94,867
3.35%, 03/26/30	84	79,463
3.50%, 02/26/28	50	48,792
3.65%, 06/01/49	80	63,739
3.80%, 11/21/46	44	36,295
3.85%, 03/26/50	74	60,684
3.95%, 02/26/48	62	52,541
4.35%, 01/15/32	25	24,580
4.55%, 01/15/35	90	88,185
4.88%, 05/09/34	70	70,612
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	202,545
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	20	18,948
Nasdaq Inc.
1.65%, 01/15/31	50	41,936
2.50%, 12/21/40	60	42,006
3.25%, 04/28/50	50	35,472
3.85%, 06/30/26	75	74,080
3.95%, 03/07/52	65	50,828
5.35%, 06/28/28	95	97,253
5.55%, 02/15/34	100	103,146
5.95%, 08/15/53	5	5,289
6.10%, 06/28/63	55	58,582
Security	Par (000)	Value
Diversified Financial Services (continued)
OneMain Finance Corp.
3.50%, 01/15/27	$35	$33,619
3.88%, 09/15/28	35	32,731
4.00%, 09/15/30	55	49,438
5.38%, 11/15/29(c)	50	48,710
6.63%, 01/15/28	50	51,047
7.13%, 03/15/26	104	106,312
7.13%, 11/15/31	50	51,498
7.50%, 05/15/31	50	52,043
7.88%, 03/15/30	50	52,770
9.00%, 01/15/29	60	63,863
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	45	42,312
5.75%, 09/15/31(b)	30	29,046
7.13%, 11/15/30(b)	50	51,238
7.88%, 12/15/29(b)	45	47,537
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	200	192,529
PRA Group Inc.
5.00%, 10/01/29(b)(c)	25	23,048
8.38%, 02/01/28(b)	30	30,933
8.88%, 01/31/30(b)	30	31,504
Radian Group Inc.
4.88%, 03/15/27	47	46,689
6.20%, 05/15/29	40	41,299
Raymond James Financial Inc.
3.75%, 04/01/51	55	42,456
4.65%, 04/01/30	50	50,258
4.95%, 07/15/46	60	56,633
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	190,283
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	200,805
SLM Corp.
3.13%, 11/02/26	35	33,334
4.20%, 10/29/25	10	9,864
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	189,074
Stifel Financial Corp., 4.00%, 05/15/30	30	28,665
Synchrony Financial
2.88%, 10/28/31	90	76,187
3.70%, 08/04/26	45	44,005
3.95%, 12/01/27	125	120,771
5.15%, 03/19/29	94	93,331
7.25%, 02/02/33	50	52,718
Visa Inc.
0.75%, 08/15/27	130	118,747
1.10%, 02/15/31	125	102,908
1.90%, 04/15/27	57	53,918
2.00%, 08/15/50	80	46,410
2.05%, 04/15/30	102	90,344
2.70%, 04/15/40	65	49,519
2.75%, 09/15/27	45	43,277
3.15%, 12/14/25	150	148,068
3.65%, 09/15/47	55	44,367
4.15%, 12/14/35	85	81,108
4.30%, 12/14/45	205	184,828
Voya Financial Inc.
3.65%, 06/15/26	44	43,242
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	10	9,308
4.80%, 06/15/46	30	26,825
5.70%, 07/15/43	45	45,013
Western Union Co. (The)
1.35%, 03/15/26	60	57,277
2.75%, 03/15/31	25	21,555

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.20%, 11/17/36(c)	$40	$41,477
		17,631,273
Electric — 0.6%
AEP Texas Inc.
3.45%, 05/15/51	45	31,665
3.80%, 10/01/47	45	34,121
4.70%, 05/15/32	60	58,832
5.40%, 06/01/33	50	50,599
5.45%, 05/15/29	65	66,791
5.70%, 05/15/34	40	41,240
Series H, 3.45%, 01/15/50	5	3,567
Series I, 2.10%, 07/01/30	5	4,339
American Transmission Systems Inc.
2.65%, 01/15/32(b)	65	56,288
5.00%, 09/01/44(b)	45	43,163
Atlantic City Electric Co., 4.00%, 10/15/28	55	53,938
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	55	44,148
3.95%, 03/01/48	45	36,377
4.50%, 04/01/44	40	36,116
4.95%, 04/01/33	50	50,153
5.20%, 10/01/28	15	15,336
Series AA, 3.00%, 02/01/27	10	9,676
Series AC, 4.25%, 02/01/49	40	34,070
Series AD, 2.90%, 07/01/50	55	36,466
Series AE, 2.35%, 04/01/31	55	47,772
Series AF, 3.35%, 04/01/51	70	51,134
Series AG, 3.00%, 03/01/32	30	26,674
Series ai., 4.45%, 10/01/32	50	48,788
Series K2, 6.95%, 03/15/33	15	17,005
Series Z, 2.40%, 09/01/26	15	14,445
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	55	52,595
4.55%, 11/15/30(b)	35	34,288
Commonwealth Edison Co.
3.00%, 03/01/50	45	30,775
3.65%, 06/15/46	120	94,939
3.70%, 03/01/45	5	4,021
4.00%, 03/01/48	100	82,266
5.30%, 02/01/53	70	69,769
5.65%, 06/01/54	30	31,350
5.90%, 03/15/36	185	198,617
6.45%, 01/15/38	50	55,955
Series 122, 2.95%, 08/15/27	20	19,259
Series 130, 3.13%, 03/15/51	55	37,994
Series 133, 3.85%, 03/15/52	60	47,415
Consorcio Transmantaro SA, 5.20%, 04/11/38(d)	200	188,092
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	21,399
FirstEnergy Pennsylvania Electric Co., 4.30%, 01/15/29(b)	30	29,482
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	37,324
4.55%, 04/01/49(b)	40	35,439
5.45%, 07/15/44(b)	50	49,686
ITC Holdings Corp.
2.95%, 05/14/30(b)	66	59,826
3.25%, 06/30/26	50	48,880
3.35%, 11/15/27	60	58,038
4.95%, 09/22/27(b)	70	70,486
5.30%, 07/01/43	25	23,917
Security	Par (000)	Value
Electric (continued)
5.65%, 05/09/34(b)	$35	$36,184
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	34,655
4.30%, 01/15/26(b)	10	9,934
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	50	48,983
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	15	14,242
2.40%, 03/15/30	5	4,460
2.75%, 04/15/32	5	4,380
3.40%, 02/07/28	75	72,500
3.70%, 03/15/29	20	19,279
3.90%, 11/01/28	20	19,520
4.02%, 11/01/32	65	61,570
4.30%, 03/15/49	31	26,615
4.40%, 11/01/48	25	21,519
4.80%, 02/05/27	5	5,032
4.80%, 03/15/28	140	141,447
5.05%, 09/15/28	50	50,929
5.10%, 05/06/27	95	96,305
5.15%, 06/15/29	15	15,322
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	55	54,588
5.60%, 11/13/26	10	10,190
5.80%, 01/15/33	100	106,191
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	45	46,885
Series C, 8.00%, 03/01/32	10	11,885
Ohio Power Co.
4.00%, 06/01/49	40	31,797
4.15%, 04/01/48	65	52,383
Series P, 2.60%, 04/01/30	45	40,360
Series Q, 1.63%, 01/15/31	50	41,458
Series R, 2.90%, 10/01/51	65	41,542
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	92,412
Potomac Electric Power Co.
4.15%, 03/15/43	117	101,536
5.20%, 03/15/34	15	15,307
5.50%, 03/15/54	5	5,149
6.50%, 11/15/37	5	5,674
PPL Electric Utilities Corp.
3.00%, 10/01/49	40	27,948
3.95%, 06/01/47	35	28,996
4.13%, 06/15/44	30	26,099
4.15%, 06/15/48	45	38,391
5.00%, 05/15/33	60	60,837
5.25%, 05/15/53	55	55,610
6.25%, 05/15/39	25	27,920
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,337
		3,916,886
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	43,214
Energizer Holdings Inc.
4.38%, 03/31/29(b)	45	42,261
4.75%, 06/15/28(b)	40	38,768
6.50%, 12/31/27(b)(c)	20	20,223
EnerSys
4.38%, 12/15/27(b)	20	19,105
6.63%, 01/15/32(b)	20	20,376
WESCO Distribution Inc.
6.38%, 03/15/29(b)	65	66,635
6.63%, 03/15/32(b)	55	56,675

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
7.25%, 06/15/28(b)	$85	$87,036
		394,293
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	32	30,287
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	35	33,853
5.41%, 07/01/32	50	51,299
5.60%, 05/29/34	50	51,486
Amphenol Corp.
2.20%, 09/15/31	60	50,965
2.80%, 02/15/30	115	105,134
4.35%, 06/01/29	45	44,535
5.00%, 01/15/35	50	50,025
5.25%, 04/05/34	60	61,378
Arrow Electronics Inc.
3.88%, 01/12/28	30	29,107
5.88%, 04/10/34	50	51,045
Atkore Inc., 4.25%, 06/01/31(b)	30	27,256
Avnet Inc.
3.00%, 05/15/31	35	30,321
4.63%, 04/15/26	60	59,669
Coherent Corp., 5.00%, 12/15/29(b)	70	67,522
Flex Ltd.
3.75%, 02/01/26	55	54,221
4.88%, 06/15/29	41	40,703
4.88%, 05/12/30	55	54,400
Fortive Corp., 4.30%, 06/15/46	47	39,789
Hubbell Inc.
2.30%, 03/15/31	17	14,637
3.15%, 08/15/27	40	38,480
3.35%, 03/01/26	20	19,671
3.50%, 02/15/28	32	30,863
Jabil Inc.
1.70%, 04/15/26	77	73,784
3.00%, 01/15/31	45	40,176
3.60%, 01/15/30	50	46,684
3.95%, 01/12/28	37	36,021
Keysight Technologies Inc.
3.00%, 10/30/29	67	61,814
4.60%, 04/06/27	70	69,933
Sensata Technologies BV
4.00%, 04/15/29(b)	70	65,280
5.88%, 09/01/30(b)	35	34,709
Sensata Technologies Inc.
3.75%, 02/15/31(b)	50	44,671
4.38%, 02/15/30(b)	30	27,995
6.63%, 07/15/32(b)	35	35,649
TD SYNNEX Corp.
1.75%, 08/09/26	80	75,904
6.10%, 04/12/34	40	41,856
Trimble Inc.
4.90%, 06/15/28	82	82,251
6.10%, 03/15/33	60	63,358
TTM Technologies Inc., 4.00%, 03/01/29(b)	30	28,026
Tyco Electronics Group SA
2.50%, 02/04/32	15	13,000
3.13%, 08/15/27	75	72,451
7.13%, 10/01/37	20	23,463
Vontier Corp.
1.80%, 04/01/26	69	66,134
2.40%, 04/01/28	35	32,007
Security	Par (000)	Value
Electronics (continued)
2.95%, 04/01/31	$53	$46,200
		2,118,012
Engineering & Construction — 0.1%
Arcosa Inc.
4.38%, 04/15/29(b)	30	28,432
6.88%, 08/15/32(b)	40	41,239
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	40	32,149
Dycom Industries Inc., 4.50%, 04/15/29(b)	35	33,103
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	20	18,543
INNOVATE Corp., 8.50%, 02/01/26(b)	20	16,386
Jacobs Engineering Group Inc., 6.35%, 08/18/28	25	26,211
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	95	93,296
TopBuild Corp.
3.63%, 03/15/29(b)	25	23,200
4.13%, 02/15/32(b)	35	31,557
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	33,394
		377,510
Entertainment — 0.3%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	35	33,967
5.38%, 04/15/27	35	34,792
6.50%, 10/01/28	20	20,184
Cinemark USA Inc.
5.25%, 07/15/28(b)(c)	55	53,802
7.00%, 08/01/32(b)	35	36,203
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	40	35,438
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	30	28,551
4.75%, 10/15/27(b)(c)	60	58,720
6.50%, 05/15/27(b)	80	81,257
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	35	34,221
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	25	24,709
Motion Bondco DAC, 6.63%, 11/15/27(b)	30	28,130
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)(c)	50	48,265
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(b)	35	34,874
7.25%, 05/15/31(b)	50	51,593
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	55	56,368
Vail Resorts Inc., 6.50%, 05/15/32(b)(c)	35	35,935
Warnermedia Holdings Inc.
3.76%, 03/15/27	315	305,189
4.05%, 03/15/29	155	146,764
4.28%, 03/15/32	245	221,365
5.05%, 03/15/42	275	232,632
5.14%, 03/15/52	475	382,299
5.39%, 03/15/62	180	143,836
6.41%, 03/15/26	100	100,010
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	55	48,793
3.75%, 12/01/29(b)(c)	35	32,584
3.88%, 07/15/30(b)	55	51,145
		2,361,626

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31	$75	$62,062
1.75%, 02/15/32	107	87,692
2.30%, 03/01/30	89	79,256
2.38%, 03/15/33	35	29,076
2.90%, 07/01/26	90	87,787
3.05%, 03/01/50	35	24,692
3.38%, 11/15/27	78	75,693
3.95%, 05/15/28	33	32,332
4.88%, 04/01/29	60	60,594
5.00%, 04/01/34	90	90,496
5.70%, 05/15/41	20	20,815
6.20%, 03/01/40	15	16,532
Reworld Holding Corp.
4.88%, 12/01/29(b)	47	44,441
5.00%, 09/01/30	25	23,353
Veralto Corp.
5.35%, 09/18/28	20	20,450
5.45%, 09/18/33	40	41,055
5.50%, 09/18/26	100	101,286
Waste Connections Inc.
2.20%, 01/15/32	50	42,058
2.60%, 02/01/30	70	63,442
2.95%, 01/15/52	55	36,647
3.05%, 04/01/50	35	23,961
3.20%, 06/01/32	50	44,836
3.50%, 05/01/29	60	57,402
4.20%, 01/15/33	75	71,478
4.25%, 12/01/28	35	34,592
5.00%, 03/01/34	5	5,023
Waste Management Inc.
1.15%, 03/15/28	110	99,064
1.50%, 03/15/31	67	55,638
2.00%, 06/01/29	50	44,965
2.50%, 11/15/50	32	19,836
3.15%, 11/15/27	64	61,755
4.10%, 03/01/45	65	56,143
4.15%, 04/15/32	75	72,427
4.15%, 07/15/49	50	42,913
4.88%, 02/15/29	90	91,377
4.88%, 02/15/34(c)	105	105,597
4.95%, 07/03/27	60	60,759
4.95%, 03/15/35	115	115,456
5.35%, 10/15/54	100	101,692
		2,204,673
Food — 0.6%
B&G Foods Inc.
5.25%, 09/15/27(c)	35	33,429
8.00%, 09/15/28(b)	55	56,576
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(d)	200	214,236
Cencosud SA, 4.38%, 07/17/27(d)	200	195,047
Conagra Brands Inc.
1.38%, 11/01/27	100	91,132
4.85%, 11/01/28	121	121,381
5.30%, 11/01/38	83	80,711
5.40%, 11/01/48	50	47,981
7.00%, 10/01/28	5	5,375
8.25%, 09/15/30	45	52,487
Flowers Foods Inc.
2.40%, 03/15/31	40	34,461
3.50%, 10/01/26	20	19,546
Security	Par (000)	Value
Food (continued)
General Mills Inc.
2.25%, 10/14/31(c)	$60	$51,120
2.88%, 04/15/30	80	72,864
3.00%, 02/01/51(c)	65	43,493
3.20%, 02/10/27	70	67,994
4.15%, 02/15/43	15	12,937
4.20%, 04/17/28	111	109,530
4.70%, 01/30/27	60	60,126
4.70%, 04/17/48(c)	45	41,099
4.95%, 03/29/33	50	49,883
5.40%, 06/15/40	32	32,288
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	158,057
Hormel Foods Corp.
1.70%, 06/03/28	50	45,608
1.80%, 06/11/30	90	77,623
3.05%, 06/03/51	70	48,696
4.80%, 03/30/27	55	55,476
Ingredion Inc.
2.90%, 06/01/30	70	63,935
3.20%, 10/01/26	57	55,489
3.90%, 06/01/50	25	19,450
J.M. Smucker Co. (The)
2.13%, 03/15/32(c)	35	29,118
2.38%, 03/15/30	60	53,621
2.75%, 09/15/41	20	14,031
3.38%, 12/15/27	45	43,613
3.55%, 03/15/50	20	14,640
4.25%, 03/15/35	60	55,898
4.38%, 03/15/45	55	47,258
5.90%, 11/15/28	55	57,593
6.20%, 11/15/33	70	75,266
6.50%, 11/15/53	65	72,859
Kellanova
3.25%, 04/01/26	105	103,215
3.40%, 11/15/27	40	38,728
4.30%, 05/15/28	70	69,182
5.75%, 05/16/54	10	10,565
Series B, 7.45%, 04/01/31	50	56,916
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	51,126
4.38%, 01/31/32(b)	45	41,272
4.88%, 05/15/28(b)	35	34,314
McCormick & Co. Inc./MD
0.90%, 02/15/26(c)	45	43,044
1.85%, 02/15/31	40	33,637
2.50%, 04/15/30	60	53,657
3.40%, 08/15/27	85	82,700
4.20%, 08/15/47	47	39,964
Post Holdings Inc.
4.50%, 09/15/31(b)	70	63,819
4.63%, 04/15/30(b)	105	98,433
5.50%, 12/15/29(b)	75	73,343
5.63%, 01/15/28(b)	23	23,216
6.25%, 02/15/32(b)	65	65,855
6.25%, 10/15/34(b)	45	44,646
6.38%, 03/01/33(b)	75	75,001
Smithfield Foods Inc.
2.63%, 09/13/31(b)	60	50,020
3.00%, 10/15/30(b)	15	13,100
4.25%, 02/01/27(b)	110	107,808
5.20%, 04/01/29(b)	20	19,727

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
The Campbell's Co.
2.38%, 04/24/30	$80	$70,802
3.13%, 04/24/50	20	13,720
4.15%, 03/15/28	70	68,906
4.80%, 03/15/48	70	63,856
5.20%, 03/21/29	45	45,817
5.25%, 10/13/54	50	48,270
5.40%, 03/21/34	55	56,101
TreeHouse Foods Inc., 4.00%, 09/01/28	37	33,439
U.S. Foods Inc.
4.63%, 06/01/30(b)(c)	30	28,633
4.75%, 02/15/29(b)	55	53,122
5.75%, 04/15/33(b)	50	49,465
6.88%, 09/15/28(b)	30	31,009
7.25%, 01/15/32(b)	30	31,350
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	35	34,446
		4,404,151
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	80	78,424
Forest Products & Paper — 0.1%
Glatfelter Corp., 4.75%, 11/15/29(b)	35	31,467
International Paper Co.
4.35%, 08/15/48	59	50,192
4.40%, 08/15/47	44	37,961
4.80%, 06/15/44	38	35,069
5.00%, 09/15/35	30	30,107
5.15%, 05/15/46	35	33,345
6.00%, 11/15/41	55	58,862
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	203,726
Magnera Corp., 7.25%, 11/15/31(b)	60	59,194
Mercer International Inc.
5.13%, 02/01/29	60	52,439
12.88%, 10/01/28(b)	30	32,162
		624,524
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	5	4,958
Regal Rexnord Corp.
6.05%, 04/15/28	80	82,213
6.30%, 02/15/30	85	88,596
6.40%, 04/15/33	105	110,823
Snap-on Inc.
3.10%, 05/01/50	40	28,279
3.25%, 03/01/27	22	21,441
4.10%, 03/01/48	25	21,246
Stanley Black & Decker Inc.
2.30%, 03/15/30	90	79,139
2.75%, 11/15/50	65	39,716
3.00%, 05/15/32	35	30,698
3.40%, 03/01/26	37	36,364
4.25%, 11/15/28	20	19,703
4.85%, 11/15/48	30	27,180
5.20%, 09/01/40	21	20,629
6.27%, 03/06/26(c)	15	15,000
		625,985
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	65	56,584
2.30%, 03/12/31	95	82,187
2.75%, 09/15/29	55	50,406
Security	Par (000)	Value
Health Care - Products (continued)
3.05%, 09/22/26	$50	$48,549
4.75%, 09/09/34	40	39,057
Alcon Finance Corp.
2.60%, 05/27/30(b)	55	49,216
3.00%, 09/23/29(b)	75	69,501
3.80%, 09/23/49(b)	70	54,532
5.75%, 12/06/52(b)	10	10,444
Avantor Funding Inc.
3.88%, 11/01/29(b)	55	51,081
4.63%, 07/15/28(b)	105	101,454
Danaher Corp.
2.60%, 10/01/50	85	54,255
2.80%, 12/10/51	45	29,654
4.38%, 09/15/45	35	31,521
Dentsply Sirona Inc., 3.25%, 06/01/30	85	76,260
DH Europe Finance II SARL
2.60%, 11/15/29	75	68,655
3.25%, 11/15/39	60	48,610
3.40%, 11/15/49	82	61,671
Embecta Corp.
5.00%, 02/15/30(b)	32	29,734
6.75%, 02/15/30(b)	15	13,928
GE HealthCare Technologies Inc.
4.80%, 08/14/29	85	85,152
5.65%, 11/15/27	110	113,152
5.91%, 11/22/32	110	117,030
6.38%, 11/22/52	95	107,759
Hologic Inc.
3.25%, 02/15/29(b)	65	59,752
4.63%, 02/01/28(b)	20	19,586
Neogen Food Safety Corp., 8.63%, 07/20/30(b)(c)	25	26,916
Revvity Inc.
1.90%, 09/15/28	30	27,032
2.25%, 09/15/31	50	41,972
2.55%, 03/15/31	17	14,633
3.30%, 09/15/29	53	49,426
3.63%, 03/15/51	38	27,493
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	90	78,777
Stryker Corp.
1.95%, 06/15/30	145	125,948
3.50%, 03/15/26	110	108,502
4.10%, 04/01/43	10	8,578
4.25%, 09/11/29	90	88,891
4.63%, 03/15/46	95	86,495
Teleflex Inc.
4.25%, 06/01/28(b)	35	33,569
4.63%, 11/15/27	35	34,243
Varex Imaging Corp., 7.88%, 10/15/27(b)(c)	19	19,430
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	95	82,491
3.05%, 01/15/26	100	98,359
4.45%, 08/15/45	5	4,381
5.20%, 09/15/34	10	10,032
		2,496,898
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	30	28,208
5.50%, 07/01/28(b)	30	29,147
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,427
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(b)	35	34,482

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 04/01/30(b)	$40	$39,396
5.00%, 07/15/27(b)	30	29,949
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	30	27,825
4.00%, 03/15/31(b)	35	31,596
4.25%, 05/01/28(b)	35	33,593
DaVita Inc.
3.75%, 02/15/31(b)	95	84,021
4.63%, 06/01/30(b)	195	182,695
6.88%, 09/01/32(b)	70	72,300
Elevance Health Inc.
2.25%, 05/15/30	115	101,044
2.55%, 03/15/31	105	91,903
2.88%, 09/15/29	85	78,248
3.13%, 05/15/50	65	44,253
3.60%, 03/15/51	105	77,684
3.65%, 12/01/27	131	127,701
3.70%, 09/15/49	30	22,682
4.10%, 03/01/28	145	142,668
4.10%, 05/15/32	15	14,208
4.38%, 12/01/47	105	89,344
4.55%, 03/01/48	75	65,389
4.55%, 05/15/52	25	21,482
4.63%, 05/15/42	50	45,273
4.65%, 01/15/43	65	59,100
4.65%, 08/15/44	55	49,534
4.75%, 02/15/33	95	93,112
4.95%, 11/01/31	15	15,042
5.13%, 02/15/53	90	84,780
5.20%, 02/15/35	210	211,561
5.38%, 06/15/34	90	91,752
5.50%, 10/15/32	60	62,049
5.65%, 06/15/54	70	71,084
5.70%, 02/15/55	125	128,495
5.85%, 11/01/64	75	77,321
6.10%, 10/15/52	65	69,594
6.38%, 06/15/37	20	21,919
Encompass Health Corp.
4.50%, 02/01/28	52	50,711
4.63%, 04/01/31	25	23,572
4.75%, 02/01/30	50	48,450
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	40	40,523
HCA Inc.
2.38%, 07/15/31	85	71,865
3.13%, 03/15/27	60	57,825
3.38%, 03/15/29	60	56,456
3.50%, 09/01/30	130	120,020
3.50%, 07/15/51	95	65,466
3.63%, 03/15/32	115	103,813
4.13%, 06/15/29	115	111,127
4.38%, 03/15/42	35	29,754
4.50%, 02/15/27	123	122,113
4.63%, 03/15/52	130	107,932
5.13%, 06/15/39	85	80,788
5.20%, 06/01/28	40	40,487
5.25%, 06/15/26	150	150,441
5.25%, 06/15/49	130	119,364
5.38%, 09/01/26	145	145,775
5.45%, 04/01/31	150	152,233
5.45%, 09/15/34	105	105,193
5.50%, 06/01/33	80	80,880
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/15/47	$95	$91,119
5.60%, 04/01/34	105	106,337
5.63%, 09/01/28	105	107,323
5.88%, 02/01/29	70	72,112
5.90%, 06/01/53	65	65,099
5.95%, 09/15/54	100	100,808
6.00%, 04/01/54	90	91,373
6.10%, 04/01/64	40	40,429
HealthEquity Inc., 4.50%, 10/01/29(b)	35	33,199
Humana Inc.
1.35%, 02/03/27	115	106,980
2.15%, 02/03/32	85	69,644
3.13%, 08/15/29	60	55,673
3.70%, 03/23/29	105	100,254
3.95%, 03/15/27	58	57,047
3.95%, 08/15/49	35	26,916
4.63%, 12/01/42	32	27,867
4.80%, 03/15/47	15	13,062
4.88%, 04/01/30	62	61,728
4.95%, 10/01/44	60	53,852
5.38%, 04/15/31	110	111,239
5.50%, 03/15/53	60	57,578
5.75%, 03/01/28	15	15,407
5.75%, 04/15/54(c)	60	59,764
5.95%, 03/15/34	55	57,155
ICON Investments Six DAC, 5.85%, 05/08/29	5	5,148
IQVIA Inc.
5.00%, 10/15/26(b)	60	59,298
5.00%, 05/15/27(b)	60	59,306
6.25%, 02/01/29	90	94,003
6.50%, 05/15/30(b)	35	35,894
Molina Healthcare Inc.
3.88%, 11/15/30(b)	45	40,991
3.88%, 05/15/32(b)	50	44,147
4.38%, 06/15/28(b)	55	52,583
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	24,182
Quest Diagnostics Inc.
2.80%, 06/30/31	30	26,527
2.95%, 06/30/30	101	91,993
3.45%, 06/01/26	75	73,649
4.20%, 06/30/29	55	53,943
4.63%, 12/15/29	15	14,912
4.70%, 03/30/45	25	22,767
5.00%, 12/15/34	60	59,533
6.40%, 11/30/33	50	54,787
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)(c)	50	51,415
		6,901,692
Holding Companies - Diversified — 0.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(d)	200	204,254
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)	25	22,813
5.25%, 04/15/29(b)	70	67,739
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	40	40,202
		335,008
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	19,860
7.25%, 10/15/29(c)	20	20,413

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
7.50%, 03/15/31(b)(c)	$20	$20,439
Century Communities Inc.
3.88%, 08/15/29(b)	35	31,876
6.75%, 06/01/27	35	35,195
DR Horton Inc.
1.40%, 10/15/27	25	22,927
5.00%, 10/15/34	15	14,835
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	19,807
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	40	44,165
KB Home
4.00%, 06/15/31	20	18,156
4.80%, 11/15/29	20	19,337
6.88%, 06/15/27	20	20,610
7.25%, 07/15/30	25	25,899
LGI Homes Inc.
4.00%, 07/15/29(b)	20	18,070
8.75%, 12/15/28(b)	25	26,517
M/I Homes Inc.
3.95%, 02/15/30	20	18,238
4.95%, 02/01/28	30	29,460
MDC Holdings Inc.
2.50%, 01/15/31	30	26,352
3.85%, 01/15/30	40	38,061
3.97%, 08/06/61(c)	20	16,125
6.00%, 01/15/43	40	41,497
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	33,090
5.13%, 06/06/27	45	45,247
NVR Inc., 3.00%, 05/15/30	84	76,454
PulteGroup Inc.
5.00%, 01/15/27	30	30,148
6.00%, 02/15/35	41	43,483
6.38%, 05/15/33	40	43,256
7.88%, 06/15/32	35	40,948
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	29,302
5.75%, 01/15/28(b)	35	35,212
5.88%, 06/15/27(b)	35	35,384
Thor Industries Inc., 4.00%, 10/15/29(b)	35	32,120
Toll Brothers Finance Corp.
4.35%, 02/15/28	5	4,924
4.88%, 03/15/27	5	5,010
Tri Pointe Homes Inc.
5.25%, 06/01/27	20	19,812
5.70%, 06/15/28	25	25,082
Winnebago Industries Inc., 6.25%, 07/15/28(b)	20	19,990
		1,047,301
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,299
3.50%, 11/15/51	40	26,697
4.40%, 03/15/29	47	44,717
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	55	48,738
4.00%, 04/15/29(b)	50	46,526
Whirlpool Corp.
2.40%, 05/15/31	55	46,057
4.50%, 06/01/46	45	36,413
4.60%, 05/15/50	25	20,006
4.70%, 05/14/32	40	38,230
4.75%, 02/26/29	25	24,763
Security	Par (000)	Value
Home Furnishings (continued)
5.50%, 03/01/33	$25	$24,968
5.75%, 03/01/34	5	4,984
		376,398
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	40	37,137
Avery Dennison Corp.
2.25%, 02/15/32	75	62,612
2.65%, 04/30/30	18	16,191
4.88%, 12/06/28	45	45,290
5.75%, 03/15/33	10	10,497
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,511
3.15%, 08/01/27	80	77,615
3.95%, 08/01/47	65	52,502
5.00%, 06/15/52	15	14,340
5.60%, 11/15/32	10	10,481
Clorox Co. (The)
1.80%, 05/15/30	95	81,931
3.10%, 10/01/27	35	33,641
3.90%, 05/15/28	60	58,841
4.60%, 05/01/32(c)	15	14,919
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	30	24,472
4.75%, 10/15/46(b)	45	40,214
4.80%, 09/01/40(b)	25	22,916
		612,110
Housewares — 0.0%
Newell Brands Inc.
5.70%, 04/01/26	78	78,372
6.38%, 09/15/27(c)	35	35,629
6.38%, 05/15/30	50	50,855
6.63%, 09/15/29	30	30,816
6.63%, 05/15/32	35	35,616
6.88%, 04/01/36(c)	30	30,564
7.00%, 04/01/46	45	43,055
		304,907
Insurance — 2.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	60,584
Aflac Inc.
1.13%, 03/15/26	20	19,162
2.88%, 10/15/26	50	48,515
3.60%, 04/01/30	108	103,094
4.00%, 10/15/46	25	20,521
4.75%, 01/15/49	60	55,063
AIA Group Ltd.
3.20%, 09/16/40(b)	200	155,065
3.38%, 04/07/30(b)	20	18,761
3.60%, 04/09/29(b)	200	192,389
5.38%, 04/05/34(b)	200	204,920
5.40%, 09/30/54(b)	25	24,783
American International Group Inc.
4.20%, 04/01/28	10	9,862
4.38%, 06/30/50	75	65,188
4.50%, 07/16/44	25	22,376
4.75%, 04/01/48	90	83,093
4.80%, 07/10/45	65	60,322
5.13%, 03/27/33	50	50,571
6.25%, 05/01/36	50	54,224
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	90	89,446

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp.
3.75%, 05/02/29	$50	$48,204
4.50%, 12/15/28	40	39,791
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	59,014
2.85%, 05/28/27	90	86,299
3.90%, 02/28/52	185	144,511
5.00%, 09/12/32	45	45,473
5.35%, 02/28/33	60	61,470
Aon Global Ltd.
4.60%, 06/14/44	55	49,168
4.75%, 05/15/45	100	90,969
Aon North America Inc.
5.13%, 03/01/27	80	80,901
5.15%, 03/01/29	85	86,420
5.45%, 03/01/34	120	123,361
5.75%, 03/01/54	100	103,795
Arch Capital Finance LLC
4.01%, 12/15/26	35	34,520
5.03%, 12/15/46	29	27,228
Arch Capital Group Ltd.
3.64%, 06/30/50	85	64,204
7.35%, 05/01/34	20	23,138
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	38,210
Arthur J Gallagher & Co.
2.40%, 11/09/31	20	17,037
3.50%, 05/20/51	60	43,594
5.75%, 03/02/53	60	61,478
5.75%, 07/15/54	20	20,614
6.50%, 02/15/34	5	5,481
6.75%, 02/15/54	45	52,369
Assurant Inc.
2.65%, 01/15/32	25	21,377
3.70%, 02/22/30	15	14,109
4.90%, 03/27/28	70	70,060
7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(a)	30	30,795
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	80	71,957
6.13%, 09/15/28	55	57,647
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(f)	30	32,551
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	5	4,764
Axis Specialty Finance PLC, 4.00%, 12/06/27	35	34,175
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	51,468
Brown & Brown Inc.
2.38%, 03/15/31	25	21,448
4.20%, 03/17/32	40	37,625
4.95%, 03/17/52	65	58,596
Chubb Corp. (The)
6.00%, 05/11/37	35	38,137
Series 1, 6.50%, 05/15/38	35	39,848
Chubb INA Holdings LLC
1.38%, 09/15/30	100	84,298
2.85%, 12/15/51	45	30,423
3.05%, 12/15/61	95	61,722
3.35%, 05/03/26	185	182,136
4.15%, 03/13/43	35	30,642
4.35%, 11/03/45	65	58,001
4.65%, 08/15/29	30	30,162
Security	Par (000)	Value
Insurance (continued)
5.00%, 03/15/34	$80	$80,943
6.70%, 05/15/36	35	40,061
CNO Financial Group Inc.
5.25%, 05/30/29	40	40,154
6.45%, 06/15/34	55	58,002
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(a)(b)(f)	40	39,179
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	40,935
1.78%, 03/17/31(b)	105	87,394
3.08%, 09/17/51(b)	60	40,085
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	130	85,920
3.50%, 10/15/50	30	21,560
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	100	102,935
6.10%, 03/15/55(b)	50	52,105
6.35%, 03/22/54	50	53,254
First American Financial Corp., 5.45%, 09/30/34	35	34,670
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	5	4,526
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	60	58,360
4.58%, 05/17/48(b)	15	13,271
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	75	62,136
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	55	47,938
4.50%, 04/15/26	80	79,481
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	30	19,947
3.60%, 08/19/49	41	31,458
4.30%, 04/15/43	30	26,399
4.40%, 03/15/48	50	43,642
5.95%, 10/15/36	15	15,991
6.10%, 10/01/41	40	42,621
Jackson Financial Inc.
3.13%, 11/23/31	90	78,223
4.00%, 11/23/51	55	40,510
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	25	19,020
3.95%, 05/15/60(b)	70	49,909
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	31	29,535
4.30%, 02/01/61(b)	50	32,508
4.57%, 02/01/29(b)	20	19,778
5.50%, 06/15/52(b)	120	115,470
7.80%, 03/15/37(b)	25	27,977
Lincoln National Corp.
3.05%, 01/15/30	55	50,392
3.40%, 01/15/31	60	54,825
3.40%, 03/01/32	10	8,966
3.63%, 12/12/26	45	44,012
3.80%, 03/01/28	26	25,274
4.35%, 03/01/48	30	24,462
4.38%, 06/15/50	29	23,601
5.85%, 03/15/34	25	26,011
6.30%, 10/09/37	5	5,394
7.00%, 06/15/40	55	62,270
Markel Group Inc.
3.45%, 05/07/52	120	84,189
4.30%, 11/01/47	60	49,020

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	$96	$84,207
2.38%, 12/15/31	25	21,452
3.75%, 03/14/26	81	80,279
4.20%, 03/01/48	65	55,376
4.35%, 01/30/47	40	35,067
4.38%, 03/15/29	145	144,097
4.55%, 11/08/27	40	40,150
4.75%, 03/15/39	85	81,789
4.90%, 03/15/49	97	91,442
5.00%, 03/15/35	10	10,057
5.35%, 11/15/44	15	15,237
5.40%, 03/15/55	130	131,991
5.45%, 03/15/54	110	112,278
5.70%, 09/15/53	60	63,530
5.75%, 11/01/32	25	26,491
5.88%, 08/01/33	75	80,835
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	200	126,974
3.73%, 10/15/70(b)	10	6,922
4.90%, 04/01/77(b)	15	12,939
MassMutual Global Funding II
2.15%, 03/09/31(b)	95	81,918
2.35%, 01/14/27(b)	40	38,375
4.50%, 04/10/26(b)	220	219,969
5.05%, 12/07/27(b)	15	15,254
5.05%, 06/14/28(b)	205	208,241
5.10%, 04/09/27(b)	200	202,885
5.15%, 05/30/29(b)	10	10,249
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	55	54,745
5.80%, 09/11/54, (5-year CMT + 3.033%)(a)(b)	200	202,673
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	90	75,048
1.88%, 01/11/27(b)	150	142,150
2.40%, 01/11/32(b)	30	25,672
2.95%, 04/09/30(b)	155	142,262
3.00%, 09/19/27(b)	150	144,013
3.30%, 03/21/29(b)	30	28,465
3.45%, 12/18/26(b)	135	132,162
4.30%, 08/25/29(b)	15	14,765
4.85%, 01/08/29(b)	155	156,352
5.05%, 01/06/28(b)	10	10,124
5.15%, 03/28/33(b)	155	157,451
MGIC Investment Corp., 5.25%, 08/15/28	50	49,518
New York Life Global Funding
0.85%, 01/15/26(b)	195	187,167
1.20%, 08/07/30(b)	45	37,448
1.85%, 08/01/31(b)	10	8,380
3.25%, 04/07/27(b)	10	9,743
3.90%, 10/01/27(b)	50	49,282
4.55%, 01/28/33(b)	190	186,523
4.85%, 01/09/28(b)(c)	105	106,282
4.90%, 04/02/27(b)	105	106,104
4.90%, 06/13/28(b)	150	151,990
5.00%, 01/09/34(b)	90	91,202
5.45%, 09/18/26(b)	85	86,437
New York Life Insurance Co.
3.75%, 05/15/50(b)	115	88,892
4.45%, 05/15/69(b)	60	49,878
Security	Par (000)	Value
Insurance (continued)
5.88%, 05/15/33(b)	$60	$63,591
6.75%, 11/15/39(b)	15	17,250
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)	200	172,271
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)	200	204,914
Old Republic International Corp.
3.88%, 08/26/26	60	59,057
5.75%, 03/28/34	20	20,545
Pricoa Global Funding I, 1.20%, 09/01/26(b)	35	33,064
Primerica Inc., 2.80%, 11/19/31	45	39,087
Principal Financial Group Inc.
2.13%, 06/15/30	75	65,655
3.10%, 11/15/26	50	48,550
3.70%, 05/15/29	50	48,093
4.30%, 11/15/46	40	34,618
4.35%, 05/15/43	32	28,298
4.63%, 09/15/42	20	18,372
5.38%, 03/15/33	10	10,279
6.05%, 10/15/36	51	55,174
Principal Life Global Funding II
0.88%, 01/12/26(b)	55	52,715
1.50%, 08/27/30(b)	45	37,335
1.63%, 11/19/30(b)	15	12,414
2.50%, 09/16/29(b)(c)	26	23,503
3.00%, 04/18/26(b)	85	83,105
5.00%, 01/16/27(b)	45	45,412
Progressive Corp. (The)
2.45%, 01/15/27	70	67,259
3.20%, 03/26/30	65	60,665
3.70%, 01/26/45	40	32,376
3.95%, 03/26/50	40	32,743
4.00%, 03/01/29	47	46,198
4.13%, 04/15/47	67	56,995
4.20%, 03/15/48	40	34,561
4.35%, 04/25/44	25	22,369
6.25%, 12/01/32	73	80,867
Protective Life Corp.
3.40%, 01/15/30(b)	75	69,535
4.30%, 09/30/28(b)	80	78,715
Prudential Financial Inc.
1.50%, 03/10/26	60	57,773
2.10%, 03/10/30	94	83,746
3.00%, 03/10/40	55	42,131
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	45	40,750
3.70%, 03/13/51	95	72,519
3.88%, 03/27/28	50	49,082
3.91%, 12/07/47	75	60,261
3.94%, 12/07/49	102	81,833
4.35%, 02/25/50	75	64,520
4.42%, 03/27/48	45	39,166
4.60%, 05/15/44	70	63,992
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	85	81,680
5.70%, 12/14/36	67	71,061
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	75	74,782
5.75%, 07/15/33	28	30,172
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	105	106,092
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	55	56,910
6.63%, 12/01/37	25	28,360
Prudential Funding Asia PLC, 3.63%, 03/24/32	60	55,507
Reinsurance Group of America Inc.
3.15%, 06/15/30	82	75,135

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.90%, 05/15/29	$73	$70,408
3.95%, 09/15/26	30	29,602
6.00%, 09/15/33	60	63,462
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	70	65,488
2.75%, 01/21/27(b)	40	37,893
Ryan Specialty LLC, 5.88%, 08/01/32(b)	55	54,960
Selective Insurance Group Inc., 5.38%, 03/01/49	15	14,491
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	195	193,594
Travelers Companies Inc. (The)
2.55%, 04/27/50	35	22,021
3.75%, 05/15/46	39	31,474
4.00%, 05/30/47	60	50,287
4.05%, 03/07/48	35	29,546
4.10%, 03/04/49	42	35,429
4.30%, 08/25/45	45	39,466
4.60%, 08/01/43	35	32,406
5.35%, 11/01/40	45	46,053
5.45%, 05/25/53	60	62,285
6.25%, 06/15/37	60	66,653
6.75%, 06/20/36	35	40,252
Travelers Property Casualty Corp., 6.38%, 03/15/33	25	28,018
Trinity Acquisition PLC, 4.40%, 03/15/26	70	69,519
Unum Group
4.13%, 06/15/51	70	54,971
6.00%, 06/15/54	25	26,160
Willis North America Inc.
2.95%, 09/15/29	103	94,928
3.88%, 09/15/49	49	38,217
4.50%, 09/15/28	57	56,571
4.65%, 06/15/27	80	79,840
5.05%, 09/15/48	30	27,897
5.35%, 05/15/33	65	66,117
5.90%, 03/05/54	50	51,855
XL Group Ltd., 5.25%, 12/15/43	30	28,768
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.777%)(a)(d)	200	171,839
		15,165,701
Internet — 0.3%
Booking Holdings Inc.
3.55%, 03/15/28	70	68,118
3.60%, 06/01/26	106	104,628
4.63%, 04/13/30	120	120,355
Cars.com Inc., 6.38%, 11/01/28(b)	25	24,954
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	20	20,255
Cogent Communications Group LLC
3.50%, 05/01/26(b)	35	33,953
7.00%, 06/15/27(b)	30	30,459
eBay Inc.
1.40%, 05/10/26	75	71,610
2.60%, 05/10/31	75	65,814
2.70%, 03/11/30	70	63,301
3.60%, 06/05/27	77	75,359
3.65%, 05/10/51	65	48,662
4.00%, 07/15/42	70	57,845
Gen Digital Inc.
6.75%, 09/30/27(b)	55	56,069
7.13%, 09/30/30(b)	45	46,591
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	$55	$50,973
5.25%, 12/01/27(b)	40	39,598
GrubHub Holdings Inc., 5.50%, 07/01/27(b)	35	32,156
Meituan, 3.05%, 10/28/30(d)	200	178,666
Prosus NV
3.26%, 01/19/27(d)	200	190,234
3.68%, 01/21/30(d)	200	182,132
4.99%, 01/19/52(d)	200	160,906
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(c)(f)	45	43,368
6.25%, (5-year CMT + 4.956%)(a)(b)(f)	65	59,145
9.75%, 04/15/29(b)	135	147,355
11.25%, 02/15/27(b)	120	130,869
VeriSign Inc.
2.70%, 06/15/31	75	64,965
4.75%, 07/15/27	40	40,009
Wayfair LLC, 7.25%, 10/31/29(b)	55	55,819
Ziff Davis Inc., 4.63%, 10/15/30(b)	35	32,682
		2,296,850
Iron & Steel — 0.2%
ATI Inc.
4.88%, 10/01/29	25	24,022
5.13%, 10/01/31	20	18,997
5.88%, 12/01/27	25	24,955
7.25%, 08/15/30	30	31,381
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	20	20,155
Carpenter Technology Corp.
6.38%, 07/15/28	25	25,105
7.63%, 03/15/30	20	20,727
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	25	23,574
4.88%, 03/01/31(b)	20	18,353
5.88%, 06/01/27(c)	36	36,077
6.25%, 10/01/40	15	13,442
6.75%, 04/15/30(b)	50	50,285
6.88%, 11/01/29(b)	50	50,357
7.00%, 03/15/32(b)(c)	100	100,652
7.38%, 05/01/33(b)	65	66,177
Commercial Metals Co.
3.88%, 02/15/31	20	18,115
4.13%, 01/15/30	20	18,631
4.38%, 03/15/32	20	18,464
GUSAP III LP, 4.25%, 01/21/30(d)	200	190,275
Reliance Inc., 2.15%, 08/15/30	70	60,424
Steel Dynamics Inc.
1.65%, 10/15/27	60	55,271
3.25%, 01/15/31	25	22,917
3.25%, 10/15/50	20	13,954
3.45%, 04/15/30	30	28,100
5.00%, 12/15/26	65	65,009
U.S. Steel Corp.
6.65%, 06/01/37	20	20,371
6.88%, 03/01/29	35	35,401
		1,071,191
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	25	26,151
Brunswick Corp.
2.40%, 08/18/31	35	29,270

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
4.40%, 09/15/32(c)	$25	$23,432
5.10%, 04/01/52	30	24,792
Brunswick Corp./DE, 5.85%, 03/18/29(c)	10	10,271
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	55	52,264
5.95%, 06/11/29(b)	40	40,551
Harley-Davidson Inc., 4.63%, 07/28/45	33	27,750
Life Time Inc.
5.75%, 01/15/26(b)	50	50,000
6.00%, 11/15/31(b)	35	35,013
8.00%, 04/15/26(b)	30	30,118
NCL Corp. Ltd.
5.88%, 03/15/26(b)	98	98,035
5.88%, 02/15/27(b)	65	65,163
6.25%, 03/01/30(b)	20	19,936
7.75%, 02/15/29(b)	40	42,606
8.13%, 01/15/29(b)	70	74,372
8.38%, 02/01/28(b)	35	36,578
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	40,557
Polaris Inc., 6.95%, 03/15/29	35	37,233
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	50	47,753
4.25%, 07/01/26(b)	20	19,703
5.38%, 07/15/27(b)	100	99,873
5.50%, 08/31/26(b)	70	70,103
5.50%, 04/01/28(b)	105	105,005
5.63%, 09/30/31(b)	100	100,125
6.00%, 02/01/33(b)	125	126,796
6.25%, 03/15/32(b)	85	86,865
Sabre GLBL Inc., 8.63%, 06/01/27(b)(c)	100	98,805
		1,519,120
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 01/15/31	45	41,212
5.85%, 08/01/34	50	51,061
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	105	92,756
3.75%, 05/01/29(b)	55	51,354
4.00%, 05/01/31(b)	71	65,045
4.88%, 01/15/30	60	58,462
5.75%, 05/01/28(b)	35	35,052
5.88%, 04/01/29(b)	40	40,375
5.88%, 03/15/33(b)	65	65,117
6.13%, 04/01/32(b)	30	30,345
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	35	31,620
5.00%, 06/01/29(b)	55	52,306
6.63%, 01/15/32(b)	60	60,642
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	34,743
Hyatt Hotels Corp.
4.85%, 03/15/26	50	50,004
5.75%, 01/30/27	60	61,150
5.75%, 04/23/30	35	36,218
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	30	28,280
4.75%, 01/15/28(c)	25	24,121
Studio City Co. Ltd., 7.00%, 02/15/27(b)	50	50,181
Studio City Finance Ltd., 5.00%, 01/15/29(b)	90	81,446
Security	Par (000)	Value
Lodging (continued)
Travel & Leisure Co.
4.50%, 12/01/29(b)	$45	$42,467
4.63%, 03/01/30(b)	20	18,750
6.00%, 04/01/27	30	30,267
6.60%, 10/01/25	25	25,160
6.63%, 07/31/26(b)	45	45,539
		1,203,673
Machinery — 0.6%
ABB Finance USA Inc.
3.80%, 04/03/28	55	54,135
4.38%, 05/08/42	15	13,839
AGCO Corp.
5.45%, 03/21/27	30	30,386
5.80%, 03/21/34	50	51,354
ATS Corp., 4.13%, 12/15/28(b)	25	23,305
Chart Industries Inc.
7.50%, 01/01/30(b)	85	88,767
9.50%, 01/01/31(b)	31	33,508
CNH Industrial Capital LLC
1.45%, 07/15/26	32	30,383
1.88%, 01/15/26	75	72,600
4.55%, 04/10/28	15	14,907
5.50%, 01/12/29	20	20,533
CNH Industrial NV, 3.85%, 11/15/27	104	102,155
Deere & Co.
2.88%, 09/07/49	45	31,269
3.10%, 04/15/30	71	66,077
3.75%, 04/15/50	55	44,987
3.90%, 06/09/42	85	73,584
5.38%, 10/16/29	30	31,253
7.13%, 03/03/31	25	28,704
Dover Corp.
2.95%, 11/04/29	50	46,368
5.38%, 10/15/35	10	10,379
5.38%, 03/01/41	37	37,429
GrafTech Finance Inc., 4.63%, 12/15/28(b)	25	18,784
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(b)	25	22,751
IDEX Corp.
2.63%, 06/15/31	55	47,959
3.00%, 05/01/30	64	58,306
Ingersoll Rand Inc.
5.18%, 06/15/29	90	91,564
5.20%, 06/15/27	100	101,421
5.45%, 06/15/34	50	51,285
5.70%, 08/14/33	70	73,085
5.70%, 06/15/54	50	51,936
John Deere Capital Corp.
0.70%, 01/15/26	62	59,462
1.05%, 06/17/26	72	68,434
1.30%, 10/13/26	55	51,987
1.45%, 01/15/31	32	26,829
1.50%, 03/06/28	17	15,532
1.75%, 03/09/27	75	70,789
2.00%, 06/17/31	57	48,751
2.25%, 09/14/26	90	86,732
2.45%, 01/09/30	71	64,305
2.65%, 06/10/26	77	75,037
2.80%, 09/08/27	85	81,608
2.80%, 07/18/29	75	69,898
3.05%, 01/06/28	43	41,538
3.35%, 04/18/29	50	47,984

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.45%, 03/07/29	$72	$69,200
3.90%, 06/07/32	60	57,063
4.15%, 09/15/27	60	59,666
4.35%, 09/15/32	55	53,942
4.50%, 01/16/29	185	185,555
4.75%, 01/20/28(c)	105	106,176
4.95%, 03/06/26	100	100,657
4.95%, 07/14/28	100	101,873
5.10%, 04/11/34	150	153,701
5.15%, 09/08/26	110	111,490
Series 1, 5.05%, 06/12/34	5	5,101
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(b)(c)	20	20,997
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	24,251
Nordson Corp.
5.60%, 09/15/28	10	10,329
5.80%, 09/15/33	45	47,516
nVent Finance SARL
2.75%, 11/15/31	35	30,042
5.65%, 05/15/33	30	30,732
Otis Worldwide Corp.
2.29%, 04/05/27	75	71,346
2.57%, 02/15/30	130	116,842
3.11%, 02/15/40	75	58,844
3.36%, 02/15/50	40	29,441
Rockwell Automation Inc.
2.80%, 08/15/61	30	18,053
3.50%, 03/01/29	105	100,550
4.20%, 03/01/49	45	39,140
SPX FLOW Inc., 8.75%, 04/01/30(b)	35	36,130
Terex Corp.
5.00%, 05/15/29(b)	35	33,724
6.25%, 10/15/32(b)	50	50,048
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50	48,768
4.70%, 09/15/28	90	89,827
Xylem Inc./New York
1.95%, 01/30/28	55	50,981
2.25%, 01/30/31	50	43,207
3.25%, 11/01/26	85	82,856
4.38%, 11/01/46	22	18,947
		4,288,894
Manufacturing — 0.2%
Carlisle Companies Inc.
2.20%, 03/01/32	40	33,313
2.75%, 03/01/30	46	41,616
3.75%, 12/01/27	64	62,437
Eaton Corp.
3.10%, 09/15/27	110	106,415
3.92%, 09/15/47	25	20,562
4.00%, 11/02/32	55	52,612
4.15%, 03/15/33	90	86,716
4.15%, 11/02/42	60	53,098
4.70%, 08/23/52	45	42,004
Hillenbrand Inc.
3.75%, 03/01/31(c)	25	22,241
5.00%, 09/15/26	26	25,957
6.25%, 02/15/29	36	36,696
Illinois Tool Works Inc.
2.65%, 11/15/26	75	72,743
3.90%, 09/01/42	58	49,604
4.88%, 09/15/41	72	70,037
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27	$30	$29,183
3.25%, 06/14/29	91	86,200
4.00%, 06/14/49	55	45,783
4.10%, 03/01/47	35	29,546
4.20%, 11/21/34	56	53,435
4.25%, 09/15/27	10	9,942
4.45%, 11/21/44	45	40,350
4.50%, 09/15/29	65	64,938
Pentair Finance SARL, 4.50%, 07/01/29	45	44,160
Trinity Industries Inc., 7.75%, 07/15/28(b)	30	31,289
		1,210,877
Media — 1.8%
Belo Corp.
7.25%, 09/15/27	15	15,575
7.75%, 06/01/27	15	15,605
Cable One Inc., 4.00%, 11/15/30(b)(c)	45	37,505
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	210	188,141
4.25%, 01/15/34(b)(c)	130	108,477
4.50%, 08/15/30(b)	200	183,527
4.50%, 05/01/32	190	167,774
4.50%, 06/01/33(b)	110	95,402
4.75%, 03/01/30(b)	210	195,450
4.75%, 02/01/32(b)	70	62,987
5.00%, 02/01/28(b)	200	195,075
5.13%, 05/01/27(b)	210	207,380
5.38%, 06/01/29(b)	95	92,479
5.50%, 05/01/26(b)	25	24,988
6.38%, 09/01/29(b)	95	95,402
7.38%, 03/01/31(b)(c)	75	77,830
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	70	62,215
2.30%, 02/01/32	50	40,409
2.80%, 04/01/31	100	85,777
3.50%, 06/01/41	175	125,812
3.50%, 03/01/42	100	71,047
3.85%, 04/01/61	305	195,267
3.90%, 06/01/52	455	309,152
3.95%, 06/30/62	115	74,278
4.20%, 03/15/28	155	150,678
4.40%, 04/01/33	95	86,967
4.40%, 12/01/61	120	84,512
4.80%, 03/01/50	85	67,155
5.05%, 03/30/29	145	143,715
5.38%, 05/01/47	65	55,604
5.50%, 04/01/63	5	4,184
5.75%, 04/01/48	80	71,422
6.10%, 06/01/29	155	159,586
6.15%, 11/10/26	40	40,842
6.38%, 10/23/35	175	180,057
6.48%, 10/23/45	375	369,402
6.55%, 06/01/34	100	104,917
6.65%, 02/01/34	30	31,637
6.83%, 10/23/55	35	35,584
Comcast Corp.
1.50%, 02/15/31	200	165,662
1.95%, 01/15/31	190	161,710
2.35%, 01/15/27	115	110,058
2.45%, 08/15/52	105	61,429

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.65%, 02/01/30	$155	$140,593
2.65%, 08/15/62	90	50,884
2.80%, 01/15/51	105	67,008
2.89%, 11/01/51	330	213,667
2.94%, 11/01/56	380	238,973
2.99%, 11/01/63	270	164,242
3.15%, 03/01/26	55	54,136
3.15%, 02/15/28	70	67,174
3.20%, 07/15/36	35	29,221
3.25%, 11/01/39	110	86,989
3.30%, 02/01/27	130	126,872
3.30%, 04/01/27	65	63,373
3.40%, 04/01/30	215	202,156
3.40%, 07/15/46	85	63,442
3.45%, 02/01/50	170	124,059
3.55%, 05/01/28	75	72,697
3.75%, 04/01/40	120	100,798
3.90%, 03/01/38	110	95,912
3.97%, 11/01/47	195	156,983
4.00%, 08/15/47	15	12,227
4.00%, 03/01/48	75	60,815
4.00%, 11/01/49	150	120,806
4.05%, 11/01/52	80	64,243
4.15%, 10/15/28	300	295,918
4.20%, 08/15/34	80	75,361
4.25%, 10/15/30	150	146,742
4.25%, 01/15/33	170	162,658
4.40%, 08/15/35	50	47,484
4.55%, 01/15/29	10	10,021
4.60%, 10/15/38	65	61,225
4.70%, 10/15/48	105	95,909
4.80%, 05/15/33	105	104,521
4.95%, 10/15/58	80	73,982
5.30%, 06/01/34(c)	100	102,680
5.35%, 11/15/27	15	15,365
5.35%, 05/15/53	70	69,014
5.50%, 05/15/64	100	99,810
5.65%, 06/15/35	65	68,205
5.65%, 06/01/54	95	97,826
6.45%, 03/15/37	20	22,219
6.50%, 11/15/35	115	128,903
7.05%, 03/15/33	35	40,012
Discovery Communications LLC
3.63%, 05/15/30	75	68,034
3.95%, 03/20/28	125	119,665
4.13%, 05/15/29	75	71,001
4.90%, 03/11/26	60	59,769
5.00%, 09/20/37	45	39,542
5.20%, 09/20/47	87	71,794
6.35%, 06/01/40	45	43,651
FactSet Research Systems Inc.
2.90%, 03/01/27	80	76,834
3.45%, 03/01/32	10	8,976
Gray Television Inc.
4.75%, 10/15/30(b)	55	32,498
5.38%, 11/15/31(b)	80	47,257
7.00%, 05/15/27(b)	50	48,985
10.50%, 07/15/29(b)	85	86,343
Grupo Televisa SAB, 6.13%, 01/31/46	200	179,093
iHeartCommunications Inc.
4.75%, 01/15/28(b)	30	18,521
Security	Par (000)	Value
Media (continued)
5.25%, 08/15/27(b)	$45	$31,323
6.38%, 05/01/26	45	39,149
8.38%, 05/01/27	50	29,229
NBCUniversal Media LLC, 4.45%, 01/15/43	110	98,765
Nexstar Media Inc.
4.75%, 11/01/28(b)	70	66,074
5.63%, 07/15/27(b)	120	118,292
Scripps Escrow II Inc.
3.88%, 01/15/29(b)	35	25,039
5.38%, 01/15/31(b)	25	12,843
Scripps Escrow Inc., 5.88%, 07/15/27(b)	25	19,069
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	70	67,452
3.88%, 09/01/31(b)(c)	100	86,651
4.00%, 07/15/28(b)	135	126,960
4.13%, 07/01/30(b)	105	94,731
5.00%, 08/01/27(b)	105	103,244
5.50%, 07/01/29(b)	82	80,162
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	40	43,899
TEGNA Inc.
4.63%, 03/15/28	62	59,309
4.75%, 03/15/26(b)	34	33,701
5.00%, 09/15/29	75	70,799
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	194,887
Thomson Reuters Corp.
3.35%, 05/15/26	26	25,526
5.50%, 08/15/35	30	30,857
5.65%, 11/23/43	30	30,283
5.85%, 04/15/40	32	33,638
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	65	74,768
Time Warner Cable LLC
4.50%, 09/15/42	55	42,983
5.50%, 09/01/41	220	193,611
6.55%, 05/01/37	10	9,940
6.75%, 06/15/39	50	50,715
7.30%, 07/01/38	185	195,193
VZ Secured Financing BV, 5.00%, 01/15/32(b)	100	89,389
Ziggo Bond Co. BV
5.13%, 02/28/30(b)	30	27,129
6.00%, 01/15/27(b)	40	40,067
Ziggo BV, 4.88%, 01/15/30(b)	70	64,796
		12,190,236
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	25	24,604
6.38%, 06/15/30(b)	35	35,333
Timken Co. (The), 4.50%, 12/15/28	35	34,425
Valmont Industries Inc., 5.00%, 10/01/44	37	34,788
		129,150
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(d)	200	199,449
Century Aluminum Co., 7.50%, 04/01/28(b)	20	20,237
Coeur Mining Inc., 5.13%, 02/15/29(b)	20	19,139
Compass Minerals International Inc., 6.75%, 12/01/27(b)	30	30,201
Constellium SE
3.75%, 04/15/29(b)	35	32,070
5.63%, 06/15/28(b)	25	24,680

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.38%, 08/15/32(b)	$25	$24,893
Hecla Mining Co., 7.25%, 02/15/28	35	35,491
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	40	36,067
4.63%, 03/01/28(b)	35	33,555
New Gold Inc., 7.50%, 07/15/27(b)	30	30,303
Newmont Corp.
2.25%, 10/01/30	105	91,945
2.60%, 07/15/32	60	51,837
2.80%, 10/01/29	40	36,878
4.88%, 03/15/42	145	137,687
5.88%, 04/01/35	25	26,468
6.25%, 10/01/39	50	54,505
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	85	79,102
4.20%, 05/13/50	30	25,459
5.35%, 03/15/34	50	51,050
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	35	36,479
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	25	26,130
Taseko Mines Ltd., 8.25%, 05/01/30(b)	35	36,175
Yamana Gold Inc., 2.63%, 08/15/31	55	47,295
		1,187,095
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	30	29,948
Dexia SA, 4.50%, 03/19/27(b)	40	40,065
		70,013
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	114	108,974
3.25%, 02/15/29	75	69,656
3.28%, 12/01/28	50	46,807
3.57%, 12/01/31	70	62,976
4.25%, 04/01/28	50	48,803
5.55%, 08/22/34	55	55,145
Pitney Bowes Inc.
6.88%, 03/15/27(b)	25	24,961
7.25%, 03/15/29(b)	25	24,850
Xerox Corp.
4.80%, 03/01/35	20	12,168
6.75%, 12/15/39	22	14,614
Xerox Holdings Corp.
5.00%, 08/15/25(b)	32	31,727
5.50%, 08/15/28(b)	50	41,410
8.88%, 11/30/29(b)	32	27,448
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,877
		605,416
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	20	19,621
Steelcase Inc., 5.13%, 01/18/29	32	31,176
		50,797
Packaging & Containers — 0.2%
AptarGroup Inc., 3.60%, 03/15/32	15	13,661
Ball Corp.
2.88%, 08/15/30	90	79,027
3.13%, 09/15/31	60	52,467
6.00%, 06/15/29	65	66,356
6.88%, 03/15/28	55	56,697
Berry Global Inc.
1.57%, 01/15/26	125	120,529
4.50%, 02/15/26(b)	20	19,900
Security	Par (000)	Value
Packaging & Containers (continued)
5.63%, 07/15/27(b)	$30	$29,990
5.65%, 01/15/34(b)	75	76,826
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26(b)	15	14,911
5.38%, 01/15/28(b)	32	31,438
Clearwater Paper Corp., 4.75%, 08/15/28(b)	20	18,737
Crown Americas LLC, 5.25%, 04/01/30	35	34,571
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	30	29,434
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	25	26,041
OI European Group BV, 4.75%, 02/15/30(b)	25	22,800
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	35	34,915
7.25%, 05/15/31(b)(c)	45	44,910
7.38%, 06/01/32(b)	20	19,733
Sealed Air Corp.
1.57%, 10/15/26(b)	100	93,677
4.00%, 12/01/27(b)	30	28,826
5.00%, 04/15/29(b)	30	29,107
6.50%, 07/15/32(b)	30	30,558
6.88%, 07/15/33(b)	25	26,540
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,524
7.25%, 02/15/31(b)	30	31,286
Sonoco Products Co.
2.25%, 02/01/27	15	14,233
2.85%, 02/01/32(c)	20	17,371
3.13%, 05/01/30	80	73,401
4.45%, 09/01/26	100	99,476
4.60%, 09/01/29	25	24,605
5.00%, 09/01/34	55	53,721
5.75%, 11/01/40	50	51,105
TriMas Corp., 4.13%, 04/15/29(b)	25	23,309
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	75	74,777
8.50%, 08/15/27(b)	45	45,071
		1,565,530
Pharmaceuticals — 0.4%
180 Medical Inc., 3.88%, 10/15/29(b)	35	32,339
AdaptHealth LLC
4.63%, 08/01/29(b)	35	31,954
5.13%, 03/01/30(b)	37	34,218
6.13%, 08/01/28(b)	25	24,604
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	40	33,097
9.25%, 04/01/26(b)	45	43,750
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	145	120,407
5.00%, 01/30/28(b)	25	16,820
5.00%, 02/15/29(b)	25	14,955
5.25%, 01/30/30(b)	50	28,144
5.25%, 02/15/31(b)	30	16,478
5.50%, 11/01/25(b)	39	38,151
5.75%, 08/15/27(b)	30	26,696
6.13%, 02/01/27(b)	80	73,891
6.25%, 02/15/29(b)	50	32,136
7.25%, 05/30/29(b)	20	13,169
9.00%, 12/15/25(b)	55	54,168
11.00%, 09/30/28(b)	125	122,806
14.00%, 10/15/30(b)	20	18,588
Elanco Animal Health Inc., 6.65%, 08/28/28	50	51,738

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Grifols SA, 4.75%, 10/15/28(b)	$45	$41,015
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	40	29,106
12.25%, 04/15/29(b)	55	57,980
Jazz Securities DAC, 4.38%, 01/15/29(b)	105	99,976
Novartis Capital Corp.
2.00%, 02/14/27	5	4,764
2.20%, 08/14/30	115	101,975
2.75%, 08/14/50	160	108,262
3.10%, 05/17/27	200	194,579
3.70%, 09/21/42	10	8,443
4.00%, 09/18/31	15	14,509
4.20%, 09/18/34	100	95,639
4.40%, 05/06/44	210	193,262
4.70%, 09/18/54	50	46,924
Option Care Health Inc., 4.38%, 10/31/29(b)	35	32,513
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	140	133,005
6.75%, 05/15/34(b)	35	35,297
7.88%, 05/15/34(b)	50	51,633
Owens & Minor Inc.
4.50%, 03/31/29(b)	35	31,745
6.63%, 04/01/30(b)	40	38,718
Zoetis Inc.
3.00%, 09/12/27	75	72,126
3.00%, 05/15/50	35	23,817
3.90%, 08/20/28	30	29,327
3.95%, 09/12/47	53	43,032
4.45%, 08/20/48	35	30,416
4.70%, 02/01/43	80	73,929
		2,420,101
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	62,330
4.40%, 05/27/26(b)	50	49,670
4.87%, 02/15/29(b)	30	30,006
5.00%, 03/15/48(b)	40	37,591
Carlyle Finance LLC, 5.65%, 09/15/48(b)	30	29,866
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	65	61,186
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	50	50,089
		320,738
Real Estate — 0.4%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(d)	200	197,169
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	39	36,473
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)(c)	28	22,672
5.75%, 01/15/29(b)(c)	38	32,893
CBRE Services Inc.
2.50%, 04/01/31(c)	40	34,700
4.88%, 03/01/26	65	65,018
5.50%, 04/01/29	50	51,420
5.95%, 08/15/34	50	52,712
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	400	428,854
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(d)	200	175,308
Security	Par (000)	Value
Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	$45	$45,490
8.88%, 09/01/31(b)	25	27,015
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	85	88,789
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	181,210
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	42,141
4.38%, 02/01/31(b)	45	41,231
5.38%, 08/01/28(b)	52	51,080
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	189,045
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	37,102
4.75%, 02/01/30	40	36,298
5.00%, 03/01/31	40	35,938
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	190,434
Newmark Group Inc., 7.50%, 01/12/29	35	37,107
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	100	97,078
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	179,939
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	192,782
		2,569,898
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	105	85,533
2.75%, 12/15/29	40	36,233
2.95%, 03/15/34	110	92,907
3.00%, 05/18/51	62	40,506
3.38%, 08/15/31	60	54,746
3.55%, 03/15/52	60	43,223
3.80%, 04/15/26	90	88,823
3.95%, 01/15/27	63	62,059
4.00%, 02/01/50	50	39,276
4.30%, 01/15/26	35	34,802
4.50%, 07/30/29	50	49,293
4.70%, 07/01/30(c)	45	44,509
4.75%, 04/15/35	20	19,332
4.85%, 04/15/49	35	31,698
4.90%, 12/15/30	76	76,123
5.15%, 04/15/53	35	32,913
5.25%, 05/15/36	25	25,082
5.63%, 05/15/54	45	45,302
American Homes 4 Rent LP
2.38%, 07/15/31	25	21,255
3.38%, 07/15/51	25	17,358
3.63%, 04/15/32	75	68,271
4.90%, 02/15/29	15	15,041
5.50%, 02/01/34	45	45,858
5.50%, 07/15/34	50	50,803
American Tower Corp.
1.45%, 09/15/26	50	47,205
1.50%, 01/31/28	90	81,558
1.60%, 04/15/26	50	47,953
1.88%, 10/15/30	80	67,857
2.10%, 06/15/30	54	46,874
2.30%, 09/15/31	65	55,211
2.70%, 04/15/31	50	43,983
2.75%, 01/15/27	74	71,163

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 01/15/30	$70	$63,911
2.95%, 01/15/51	70	46,291
3.10%, 06/15/50	70	47,667
3.13%, 01/15/27	44	42,672
3.38%, 10/15/26	89	86,870
3.55%, 07/15/27	74	72,004
3.60%, 01/15/28	104	100,702
3.70%, 10/15/49	42	31,938
3.80%, 08/15/29	91	87,302
3.95%, 03/15/29	56	54,246
4.40%, 02/15/26	55	54,756
5.45%, 02/15/34	70	71,653
5.65%, 03/15/33	95	98,341
5.80%, 11/15/28	45	46,640
5.90%, 11/15/33	75	79,047
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	30	26,709
AvalonBay Communities Inc.
1.90%, 12/01/28	55	49,631
2.05%, 01/15/32	75	63,498
2.45%, 01/15/31	60	52,799
3.20%, 01/15/28	15	14,434
3.35%, 05/15/27	75	72,940
3.90%, 10/15/46	40	32,769
4.15%, 07/01/47	25	20,950
4.35%, 04/15/48	20	17,454
5.30%, 12/07/33	35	35,904
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(b)	20	18,935
Boston Properties LP
2.45%, 10/01/33(c)	55	43,345
2.55%, 04/01/32	70	57,665
2.75%, 10/01/26	75	72,048
2.90%, 03/15/30	75	66,977
3.25%, 01/30/31(c)	95	84,480
3.40%, 06/21/29	80	74,140
3.65%, 02/01/26	95	93,581
4.50%, 12/01/28	70	68,572
5.75%, 01/15/35	50	50,189
6.50%, 01/15/34(c)	60	64,219
6.75%, 12/01/27	15	15,723
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	28,396
4.55%, 10/01/29(c)	25	22,971
8.30%, 03/15/28	20	21,105
8.88%, 04/12/29	25	27,037
Brixmor Operating Partnership LP
2.25%, 04/01/28	48	44,101
2.50%, 08/16/31	25	21,354
3.90%, 03/15/27	50	48,988
4.05%, 07/01/30	60	57,296
4.13%, 06/15/26	32	31,693
4.13%, 05/15/29	35	33,893
5.50%, 02/15/34	55	55,747
5.75%, 02/15/35	30	31,041
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	50	48,138
5.75%, 05/15/26(b)	59	58,603
COPT Defense Properties LP
2.00%, 01/15/29	40	35,428
2.25%, 03/15/26	28	27,059
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 04/15/31	$40	$34,478
2.90%, 12/01/33	40	32,727
Cousins Properties LP, 5.88%, 10/01/34	30	30,661
Crown Castle Inc.
1.05%, 07/15/26	75	70,697
2.10%, 04/01/31	96	80,688
2.25%, 01/15/31	72	61,395
2.50%, 07/15/31	66	56,596
2.90%, 03/15/27	25	24,046
2.90%, 04/01/41	97	70,892
3.10%, 11/15/29	80	73,731
3.25%, 01/15/51	78	53,861
3.30%, 07/01/30	72	66,118
3.65%, 09/01/27	119	115,729
3.70%, 06/15/26	110	108,254
3.80%, 02/15/28	55	53,382
4.00%, 03/01/27	25	24,601
4.00%, 11/15/49	43	33,861
4.15%, 07/01/50	55	44,579
4.30%, 02/15/29	72	70,453
4.45%, 02/15/26	77	76,689
5.20%, 02/15/49	10	9,404
5.60%, 06/01/29	90	92,709
5.80%, 03/01/34	95	98,868
CubeSmart LP
2.50%, 02/15/32	60	51,191
4.38%, 02/15/29	50	49,007
Digital Realty Trust LP
3.60%, 07/01/29	75	71,657
3.70%, 08/15/27	140	136,558
4.45%, 07/15/28	65	64,419
DOC DR LLC
2.63%, 11/01/31	40	34,516
3.95%, 01/15/28	10	9,785
4.30%, 03/15/27	20	19,833
EPR Properties
3.75%, 08/15/29	15	13,973
4.95%, 04/15/28	20	19,756
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	61,606
Equinix Inc.
1.55%, 03/15/28	60	54,410
1.80%, 07/15/27	60	55,880
2.00%, 05/15/28	45	41,195
2.15%, 07/15/30	74	64,549
2.50%, 05/15/31	45	39,135
2.90%, 11/18/26	74	71,561
2.95%, 09/15/51	55	35,732
3.00%, 07/15/50	65	43,150
3.20%, 11/18/29	70	65,175
3.40%, 02/15/52	15	10,712
3.90%, 04/15/32	55	51,674
ERP Operating LP
2.50%, 02/15/30	55	49,470
2.85%, 11/01/26	50	48,492
4.15%, 12/01/28	5	4,936
4.65%, 09/15/34	50	48,686
Federal Realty OP LP
1.25%, 02/15/26	25	23,957
3.20%, 06/15/29	45	41,918
3.25%, 07/15/27	40	38,578

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 06/01/30	$45	$41,836
4.50%, 12/01/44	35	30,325
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	55	52,760
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	60	58,010
3.75%, 09/15/30(b)(c)	35	30,824
Healthpeak OP LLC
1.35%, 02/01/27	55	51,252
2.88%, 01/15/31	61	54,712
3.00%, 01/15/30	65	59,736
3.25%, 07/15/26	40	39,113
3.50%, 07/15/29	20	18,976
5.25%, 12/15/32	55	55,842
6.75%, 02/01/41	49	55,070
Highwoods Realty LP
3.88%, 03/01/27	35	34,055
7.65%, 02/01/34	45	51,040
Host Hotels & Resorts LP
5.50%, 04/15/35	60	60,200
5.70%, 07/01/34(c)	50	50,805
Series F, 4.50%, 02/01/26	52	51,748
Series H, 3.38%, 12/15/29	72	66,519
Series I, 3.50%, 09/15/30	72	65,793
Series J, 2.90%, 12/15/31	20	17,284
Hudson Pacific Properties LP
3.25%, 01/15/30(c)	25	18,542
3.95%, 11/01/27	25	22,163
4.65%, 04/01/29(c)	35	28,484
5.95%, 02/15/28	25	22,482
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	35	28,940
2.30%, 11/15/28	45	41,066
2.70%, 01/15/34	50	41,005
4.15%, 04/15/32	150	140,543
4.88%, 02/01/35	30	29,241
5.50%, 08/15/33	15	15,261
Iron Mountain Inc.
4.50%, 02/15/31(b)	73	67,922
4.88%, 09/15/27(b)	67	65,992
4.88%, 09/15/29(b)	65	62,571
5.00%, 07/15/28(b)	35	34,136
5.25%, 03/15/28(b)	55	54,117
5.25%, 07/15/30(b)	75	72,763
5.63%, 07/15/32(b)	40	38,937
7.00%, 02/15/29(b)	70	72,247
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	55	51,829
Kilroy Realty LP
2.50%, 11/15/32	45	35,666
2.65%, 11/15/33	40	31,421
3.05%, 02/15/30	15	13,303
4.25%, 08/15/29	40	38,029
4.75%, 12/15/28	35	34,465
6.25%, 01/15/36(c)	40	40,776
Kimco Realty OP LLC
1.90%, 03/01/28	25	22,943
2.25%, 12/01/31	30	25,404
2.70%, 10/01/30	75	67,363
2.80%, 10/01/26	19	18,388
3.20%, 04/01/32	50	44,802
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 04/01/27	$35	$34,365
4.13%, 12/01/46	30	24,701
4.25%, 04/01/45	30	25,366
4.60%, 02/01/33	135	131,576
4.85%, 03/01/35(c)	30	29,333
6.40%, 03/01/34	15	16,454
LXP Industrial Trust
2.38%, 10/01/31	10	8,250
2.70%, 09/15/30	10	8,739
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	90	58,739
4.63%, 08/01/29(c)	45	32,923
5.00%, 10/15/27(c)	95	80,674
5.25%, 08/01/26(c)	35	31,743
Omega Healthcare Investors Inc.
3.25%, 04/15/33	60	51,563
3.38%, 02/01/31	67	60,431
4.75%, 01/15/28	55	54,667
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	52,785
5.88%, 10/01/28(b)	50	49,617
7.00%, 02/01/30(b)	35	35,802
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,093
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,530
5.75%, 07/15/34	50	51,358
Piedmont Operating Partnership LP
3.15%, 08/15/30	15	12,971
9.25%, 07/20/28	15	16,565
Prologis LP
1.25%, 10/15/30	40	33,157
1.63%, 03/15/31	65	54,011
1.75%, 07/01/30	54	46,239
2.13%, 04/15/27	66	62,604
2.13%, 10/15/50	42	23,464
2.88%, 11/15/29	79	73,295
3.00%, 04/15/50	47	31,984
3.05%, 03/01/50	47	32,224
3.25%, 06/30/26	45	44,170
3.25%, 10/01/26	60	58,770
3.38%, 12/15/27	25	24,264
3.88%, 09/15/28	40	39,117
4.00%, 09/15/28	51	50,068
4.38%, 09/15/48	25	21,852
4.63%, 01/15/33	45	44,500
4.75%, 06/15/33	50	49,609
5.00%, 03/15/34	95	95,296
5.00%, 01/31/35	50	50,048
5.13%, 01/15/34	60	60,723
5.25%, 06/15/53	60	59,377
5.25%, 03/15/54	60	59,478
Public Storage Operating Co.
1.85%, 05/01/28	25	22,976
1.95%, 11/09/28(c)	85	77,278
2.30%, 05/01/31	140	122,028
3.39%, 05/01/29	55	52,431
5.10%, 08/01/33	90	91,432
5.35%, 08/01/53	60	60,253

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29	$40	$37,107
3.60%, 02/01/27	75	73,341
3.70%, 06/15/30	40	37,910
4.13%, 03/15/28	10	9,830
4.40%, 02/01/47	20	17,282
4.65%, 03/15/49	35	31,074
Rexford Industrial Realty LP
2.13%, 12/01/30	5	4,232
2.15%, 09/01/31	15	12,440
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	38,362
4.75%, 10/15/27	40	39,240
6.50%, 04/01/32(b)	70	71,114
7.25%, 07/15/28(b)	25	25,936
Sabra Health Care LP
3.20%, 12/01/31	55	48,194
3.90%, 10/15/29	10	9,426
SBA Communications Corp.
3.13%, 02/01/29	105	96,146
3.88%, 02/15/27	95	92,417
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/26(b)	105	103,443
3.75%, 03/23/27(b)	40	38,971
4.38%, 05/28/30(b)	75	73,083
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)	35	34,207
Simon Property Group LP
1.75%, 02/01/28	105	96,629
2.25%, 01/15/32	50	42,435
2.45%, 09/13/29	82	74,429
2.65%, 07/15/30	60	53,864
2.65%, 02/01/32	50	43,333
3.25%, 11/30/26	80	78,020
3.25%, 09/13/49	110	78,178
3.30%, 01/15/26	65	64,096
3.38%, 12/01/27	105	102,057
3.80%, 07/15/50	115	89,112
4.25%, 10/01/44	5	4,302
4.25%, 11/30/46(c)	65	55,394
4.75%, 09/26/34	65	63,253
4.75%, 03/15/42	5	4,641
5.85%, 03/08/53	5	5,279
6.25%, 01/15/34	80	86,748
6.75%, 02/01/40	75	85,537
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	30	28,985
4.38%, 01/15/27(b)	35	34,087
6.00%, 04/15/30(b)	30	29,606
7.25%, 04/01/29(b)	40	41,196
Tanger Properties LP, 2.75%, 09/01/31	30	25,623
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	40	34,351
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	40	37,432
6.50%, 02/15/29(b)	80	70,057
10.50%, 02/15/28(b)	200	212,536
Ventas Realty LP
2.50%, 09/01/31	25	21,543
3.00%, 01/15/30	40	36,613
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 10/15/26	$35	$34,029
3.85%, 04/01/27	47	46,072
4.00%, 03/01/28	27	26,439
4.13%, 01/15/26	70	69,477
4.38%, 02/01/45	25	21,274
4.40%, 01/15/29	62	61,113
4.75%, 11/15/30	12	11,913
4.88%, 04/15/49	17	15,389
5.63%, 07/01/34	40	41,212
5.70%, 09/30/43	35	35,249
WEA Finance LLC
2.88%, 01/15/27(b)	80	76,178
3.50%, 06/15/29(b)	65	60,155
4.13%, 09/20/28(b)	35	33,584
4.63%, 09/20/48(b)(c)	45	36,731
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	15	12,412
Welltower OP LLC
2.05%, 01/15/29	65	58,586
2.75%, 01/15/31	80	71,085
2.75%, 01/15/32	35	30,462
2.80%, 06/01/31	55	48,739
3.10%, 01/15/30	5	4,609
4.13%, 03/15/29	60	58,683
4.25%, 04/15/28	35	34,550
4.95%, 09/01/48	25	23,583
6.50%, 03/15/41	35	39,078
WP Carey Inc.
2.25%, 04/01/33	90	72,679
2.40%, 02/01/31	45	38,844
2.45%, 02/01/32	25	20,988
3.85%, 07/15/29(c)	25	24,034
4.25%, 10/01/26	45	44,537
XHR LP, 4.88%, 06/01/29(b)	35	33,306
		15,210,207
Retail — 1.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	45	41,625
3.88%, 01/15/28(b)	100	95,359
4.00%, 10/15/30(b)	200	181,513
4.38%, 01/15/28(b)	50	48,115
5.63%, 09/15/29(b)	30	29,992
6.13%, 06/15/29(b)	100	101,591
Advance Auto Parts Inc.
1.75%, 10/01/27	42	37,488
3.50%, 03/15/32	25	21,022
3.90%, 04/15/30(c)	32	28,809
5.95%, 03/09/28	25	25,245
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,251
4.63%, 11/15/29(b)	52	49,403
4.75%, 03/01/30	30	28,567
5.00%, 02/15/32(b)	35	32,562
AutoNation Inc.
2.40%, 08/01/31	50	41,723
3.80%, 11/15/27	45	43,692
4.75%, 06/01/30	60	58,951
AutoZone Inc.
3.75%, 06/01/27	85	83,316
4.00%, 04/15/30	25	24,123
4.75%, 08/01/32	115	113,516

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 02/01/33	$20	$19,608
5.10%, 07/15/29	50	50,821
5.40%, 07/15/34	50	50,787
6.25%, 11/01/28	55	58,073
6.55%, 11/01/33	55	60,377
Bath & Body Works Inc.
5.25%, 02/01/28	40	39,788
6.63%, 10/01/30(b)	60	61,418
6.75%, 07/01/36	50	51,862
6.88%, 11/01/35	60	62,815
6.95%, 03/01/33	20	20,541
7.50%, 06/15/29(c)	25	25,910
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)(c)	25	24,035
4.50%, 11/15/26(b)	20	19,790
6.50%, 08/01/30(b)	40	41,025
Best Buy Co. Inc.
1.95%, 10/01/30	60	51,323
4.45%, 10/01/28(c)	50	49,654
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	20	19,511
Brinker International Inc., 8.25%, 07/15/30(b)	20	21,263
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(b)(e)	58	61,774
13.00%, 06/01/30, (13.00% PIK)(b)(e)	131	144,340
14.00%, 06/01/31, (14.00% PIK)(b)(e)	134	160,064
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,367
4.55%, 02/15/48	5	4,201
6.30%, 10/10/33	65	69,269
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	120	106,355
Dollar General Corp.
3.50%, 04/03/30	50	46,280
3.88%, 04/15/27	75	73,455
4.13%, 05/01/28	40	39,123
4.13%, 04/03/50	55	42,286
4.63%, 11/01/27	15	14,931
5.00%, 11/01/32(c)	10	9,735
5.45%, 07/05/33(c)	85	84,948
Foot Locker Inc., 4.00%, 10/01/29(b)(c)	25	21,742
Genuine Parts Co.
1.88%, 11/01/30	45	37,850
6.50%, 11/01/28	25	26,505
6.88%, 11/01/33	60	67,160
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	51	48,210
6.38%, 01/15/30(b)	35	35,411
GYP Holdings III Corp., 4.63%, 05/01/29(b)	25	23,690
Home Depot Inc. (The)
0.90%, 03/15/28	110	98,746
1.38%, 03/15/31	115	94,836
1.50%, 09/15/28	90	81,080
1.88%, 09/15/31	20	16,838
2.13%, 09/15/26	100	96,118
2.38%, 03/15/51	70	42,111
2.50%, 04/15/27	180	172,671
2.70%, 04/15/30	114	103,927
2.75%, 09/15/51	65	42,165
2.80%, 09/14/27	5	4,807
2.88%, 04/15/27	115	111,414
2.95%, 06/15/29	135	126,562
3.13%, 12/15/49	110	78,077
Security	Par (000)	Value
Retail (continued)
3.25%, 04/15/32	$50	$45,563
3.30%, 04/15/40	125	101,312
3.35%, 04/15/50	100	73,867
3.50%, 09/15/56	45	33,332
3.63%, 04/15/52	95	73,214
3.90%, 12/06/28	130	127,799
3.90%, 06/15/47	115	94,902
4.20%, 04/01/43	35	30,862
4.25%, 04/01/46	135	118,047
4.40%, 03/15/45	70	62,862
4.50%, 09/15/32	185	183,754
4.50%, 12/06/48	110	99,291
4.75%, 06/25/29	100	101,165
4.88%, 02/15/44	50	47,871
4.95%, 06/25/34	125	126,448
4.95%, 09/15/52(c)	25	24,027
5.15%, 06/25/26	205	207,422
5.30%, 06/25/54	110	111,348
5.40%, 09/15/40	60	61,732
5.40%, 06/25/64	40	40,776
5.88%, 12/16/36	264	286,617
5.95%, 04/01/41	55	59,990
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	45	44,411
Lithia Motors Inc.
3.88%, 06/01/29(b)	50	46,310
4.38%, 01/15/31(b)	40	36,778
4.63%, 12/15/27(b)	25	24,252
Lowe's Companies Inc.
1.30%, 04/15/28	40	35,970
1.70%, 09/15/28	170	153,184
1.70%, 10/15/30	110	93,207
2.50%, 04/15/26	70	68,171
2.63%, 04/01/31	140	123,621
2.80%, 09/15/41	45	32,213
3.00%, 10/15/50	120	78,843
3.10%, 05/03/27	140	135,396
3.35%, 04/01/27	50	48,674
3.50%, 04/01/51	65	46,861
3.65%, 04/05/29	95	91,333
3.70%, 04/15/46	75	58,054
3.75%, 04/01/32	175	163,371
4.05%, 05/03/47	120	97,669
4.25%, 04/01/52	95	78,154
4.38%, 09/15/45	20	17,299
4.45%, 04/01/62	90	73,953
4.50%, 04/15/30	90	89,209
4.55%, 04/05/49	20	17,382
4.65%, 04/15/42	50	45,753
4.80%, 04/01/26	100	100,284
5.00%, 04/15/33	15	15,105
5.00%, 04/15/40	35	34,257
5.13%, 04/15/50	55	52,048
5.15%, 07/01/33	140	142,552
5.50%, 10/15/35	56	58,494
5.63%, 04/15/53	75	75,980
5.75%, 07/01/53	35	36,168
5.80%, 09/15/62	60	61,489
5.85%, 04/01/63	10	10,313
Nordstrom Inc.
4.00%, 03/15/27	22	21,118

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.25%, 08/01/31	$30	$26,507
4.38%, 04/01/30	35	31,964
5.00%, 01/15/44	65	50,005
6.95%, 03/15/28(c)	20	20,639
O'Reilly Automotive Inc.
3.55%, 03/15/26	100	98,500
3.90%, 06/01/29	85	82,398
4.70%, 06/15/32	115	113,138
5.00%, 08/19/34	10	9,905
5.75%, 11/20/26	100	102,048
Papa John's International Inc., 3.88%, 09/15/29(b)	25	22,701
Patrick Industries Inc.
4.75%, 05/01/29(b)(c)	25	23,845
6.38%, 11/01/32(b)	35	34,635
Ross Stores Inc., 0.88%, 04/15/26	80	75,993
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	40	40,830
Target Corp.
1.95%, 01/15/27	110	104,776
2.35%, 02/15/30	70	62,945
2.50%, 04/15/26	70	68,454
2.65%, 09/15/30	55	49,725
2.95%, 01/15/52	70	47,071
3.38%, 04/15/29	70	67,074
3.63%, 04/15/46	75	59,100
3.90%, 11/15/47	55	45,124
4.00%, 07/01/42	65	56,729
4.40%, 01/15/33	20	19,559
4.50%, 09/15/32	85	83,781
4.50%, 09/15/34	50	48,714
4.80%, 01/15/53(c)	55	51,615
6.50%, 10/15/37	135	153,236
TJX Companies Inc. (The)
1.15%, 05/15/28(c)	20	17,970
2.25%, 09/15/26	120	115,642
4.50%, 04/15/50(c)	30	27,547
Tractor Supply Co.
1.75%, 11/01/30	15	12,676
5.25%, 05/15/33	60	61,008
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	35	31,557
Walgreen Co., 4.40%, 09/15/42	20	12,998
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	30	24,356
3.45%, 06/01/26	95	91,812
4.10%, 04/15/50	60	39,129
4.50%, 11/18/34	20	15,758
4.65%, 06/01/46	15	9,438
4.80%, 11/18/44	60	43,706
8.13%, 08/15/29(c)	50	50,376
Yum! Brands Inc.
3.63%, 03/15/31	67	60,684
4.63%, 01/31/32	85	80,024
4.75%, 01/15/30(b)	55	53,233
5.35%, 11/01/43	20	19,705
5.38%, 04/01/32	60	58,899
6.88%, 11/15/37	20	22,173
		10,975,291
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	5	4,723
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	35	33,527
Security	Par (000)	Value
Savings & Loans (continued)
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(a)(b)	$50	$47,787
4.00%, 09/14/26(b)	55	53,890
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)	215	210,695
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	220	226,154
		576,776
Semiconductors — 1.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32	10	9,479
ams-OSRAM AG, 12.25%, 03/30/29(b)	30	29,871
Analog Devices Inc.
1.70%, 10/01/28	60	54,319
2.10%, 10/01/31	60	51,202
2.80%, 10/01/41	60	44,136
2.95%, 10/01/51	93	63,013
3.50%, 12/05/26	90	88,430
Applied Materials Inc.
1.75%, 06/01/30	60	51,883
2.75%, 06/01/50	50	33,156
3.30%, 04/01/27	127	123,996
4.35%, 04/01/47	57	50,740
5.10%, 10/01/35	40	41,028
5.85%, 06/15/41	49	52,818
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	70	67,655
3.88%, 01/15/27	205	202,005
Broadcom Inc.
1.95%, 02/15/28(b)	5	4,602
2.45%, 02/15/31(b)	200	174,563
2.60%, 02/15/33(b)	110	92,265
3.14%, 11/15/35(b)	220	183,151
3.19%, 11/15/36(b)	195	160,453
3.42%, 04/15/33(b)	178	158,477
3.46%, 09/15/26	40	39,207
3.47%, 04/15/34(b)	200	176,542
3.50%, 02/15/41(b)	210	168,207
3.75%, 02/15/51(b)	125	96,082
4.00%, 04/15/29(b)	60	58,170
4.11%, 09/15/28	145	142,564
4.15%, 02/15/28	100	98,643
4.15%, 11/15/30	100	96,811
4.15%, 04/15/32(b)	95	90,248
4.30%, 11/15/32	165	158,254
4.75%, 04/15/29	65	65,071
4.80%, 10/15/34	140	137,116
4.93%, 05/15/37(b)	180	174,938
5.00%, 04/15/30	20	20,239
5.05%, 07/12/29	185	187,216
5.15%, 11/15/31	110	111,940
Series ., 4.55%, 02/15/32	120	117,493
Entegris Inc.
3.63%, 05/01/29(b)	30	27,539
4.38%, 04/15/28(b)	30	28,771
4.75%, 04/15/29(b)	115	111,301
5.95%, 06/15/30(b)	60	60,273
Intel Corp.
2.00%, 08/12/31	35	28,992
2.45%, 11/15/29	65	58,100
2.60%, 05/19/26	50	48,514
3.05%, 08/12/51	30	18,632
3.10%, 02/15/60	35	20,624
3.15%, 05/11/27	20	19,281
3.20%, 08/12/61	35	20,821

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.73%, 12/08/47	$300	$215,597
4.00%, 08/05/29	50	48,308
4.10%, 05/11/47	100	76,864
4.15%, 08/05/32	150	141,147
4.60%, 03/25/40	5	4,408
4.75%, 03/25/50(c)	55	46,137
4.88%, 02/10/26	100	100,137
4.88%, 02/10/28	375	375,755
4.90%, 08/05/52	5	4,259
5.05%, 08/05/62	15	12,740
5.13%, 02/10/30	135	136,722
5.15%, 02/21/34(c)	75	74,718
5.20%, 02/10/33	180	180,213
5.60%, 02/21/54	130	123,209
5.63%, 02/10/43	220	214,108
5.70%, 02/10/53	375	358,999
5.90%, 02/10/63	195	190,097
KLA Corp.
3.30%, 03/01/50	70	51,322
4.10%, 03/15/29	65	64,082
4.65%, 07/15/32	70	69,989
4.95%, 07/15/52	85	81,177
5.25%, 07/15/62	60	59,791
Lam Research Corp.
1.90%, 06/15/30	70	60,741
2.88%, 06/15/50	65	43,487
3.13%, 06/15/60	44	28,920
3.75%, 03/15/26	75	74,263
4.00%, 03/15/29	93	91,360
4.88%, 03/15/49	50	47,065
Marvell Technology Inc.
1.65%, 04/15/26	50	47,850
2.45%, 04/15/28	27	25,012
2.95%, 04/15/31	65	57,948
4.88%, 06/22/28	80	80,029
Microchip Technology Inc., 5.05%, 03/15/29	105	105,669
Micron Technology Inc.
2.70%, 04/15/32	55	47,028
3.37%, 11/01/41	50	38,103
3.48%, 11/01/51	45	32,187
4.19%, 02/15/27	102	100,809
4.66%, 02/15/30	90	89,050
4.98%, 02/06/26	80	80,092
5.30%, 01/15/31	5	5,075
5.33%, 02/06/29	76	77,294
5.88%, 02/09/33	65	67,989
5.88%, 09/15/33	55	57,614
6.75%, 11/01/29	10	10,783
NVIDIA Corp.
1.55%, 06/15/28	70	63,895
2.00%, 06/15/31	80	69,166
2.85%, 04/01/30	141	130,726
3.20%, 09/16/26	130	127,531
3.50%, 04/01/40	84	71,982
3.50%, 04/01/50	80	63,095
3.70%, 04/01/60	52	40,947
NXP BV/NXP Funding LLC
5.35%, 03/01/26	40	40,210
5.55%, 12/01/28	60	61,630
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	65	56,149
Security	Par (000)	Value
Semiconductors (continued)
2.65%, 02/15/32	$85	$72,906
3.13%, 02/15/42	45	32,822
3.15%, 05/01/27	82	79,026
3.25%, 05/11/41	75	57,082
3.25%, 11/30/51	20	13,604
3.40%, 05/01/30	89	82,542
3.88%, 06/18/26	50	49,368
4.30%, 06/18/29	40	39,193
4.40%, 06/01/27	10	9,950
5.00%, 01/15/33	45	44,677
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	37,862
Qorvo Inc.
3.38%, 04/01/31(b)	50	43,383
4.38%, 10/15/29	69	65,170
Qualcomm Inc.
1.30%, 05/20/28	50	45,060
1.65%, 05/20/32	205	166,201
2.15%, 05/20/30	30	26,511
3.25%, 05/20/27	215	209,316
3.25%, 05/20/50	70	50,458
4.25%, 05/20/32	5	4,865
4.30%, 05/20/47	145	125,605
4.50%, 05/20/52	85	74,944
4.65%, 05/20/35	60	59,275
4.80%, 05/20/45	40	37,599
5.40%, 05/20/33	45	47,169
6.00%, 05/20/53	85	92,873
Renesas Electronics Corp., 2.17%, 11/25/26(b)	50	47,341
SK Hynix Inc.
1.50%, 01/19/26(d)	200	192,427
2.38%, 01/19/31(d)	200	171,405
Skyworks Solutions Inc.
1.80%, 06/01/26	75	71,703
3.00%, 06/01/31	52	45,327
Synaptics Inc., 4.00%, 06/15/29(b)	30	27,624
Texas Instruments Inc.
1.13%, 09/15/26	55	51,955
1.75%, 05/04/30	70	60,684
1.90%, 09/15/31	70	59,784
2.25%, 09/04/29	95	86,280
2.70%, 09/15/51	25	16,233
2.90%, 11/03/27	57	54,866
3.65%, 08/16/32	25	23,459
3.88%, 03/15/39	75	66,849
4.15%, 05/15/48	99	85,032
4.60%, 02/15/28	50	50,428
4.85%, 02/08/34	80	80,974
5.00%, 03/14/53	55	53,503
5.05%, 05/18/63	115	110,497
5.15%, 02/08/54	55	54,692
TSMC Arizona Corp.
2.50%, 10/25/31	205	178,892
3.13%, 10/25/41	205	164,794
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	180,869
1.25%, 04/23/26(d)	200	190,658
1.38%, 09/28/30(d)	200	166,925
Xilinx Inc., 2.38%, 06/01/30	101	90,250
		12,693,221
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	25	25,023

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Adobe Inc.
2.15%, 02/01/27	$125	$119,454
2.30%, 02/01/30	136	122,473
4.80%, 04/04/29	50	50,800
4.95%, 04/04/34	60	61,160
Autodesk Inc.
2.40%, 12/15/31	85	72,903
2.85%, 01/15/30	55	50,329
3.50%, 06/15/27	47	45,773
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	70	60,874
2.90%, 12/01/29	90	82,381
3.40%, 06/27/26	45	44,107
Cadence Design Systems Inc., 4.70%, 09/10/34	70	68,841
Camelot Finance SA, 4.50%, 11/01/26(b)	45	43,986
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	55	51,681
4.88%, 07/01/29(b)	55	51,455
Concentrix Corp.
6.60%, 08/02/28(c)	55	56,273
6.85%, 08/02/33(c)	45	46,233
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	20	19,794
6.50%, 10/15/28(b)	30	29,697
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	10	10,251
Dye & Durham Ltd., 8.63%, 04/15/29(b)	35	36,861
Elastic NV, 4.13%, 07/15/29(b)	40	37,406
Electronic Arts Inc.
1.85%, 02/15/31	70	59,154
2.95%, 02/15/51	45	30,346
4.80%, 03/01/26	37	37,081
Fair Isaac Corp.
4.00%, 06/15/28(b)	55	52,431
5.25%, 05/15/26(b)	30	30,026
Fidelity National Information Services Inc.
1.15%, 03/01/26	105	100,467
1.65%, 03/01/28	45	40,913
2.25%, 03/01/31	25	21,562
3.10%, 03/01/41	46	34,895
4.50%, 08/15/46	25	21,455
5.10%, 07/15/32	55	55,731
Fiserv Inc.
2.25%, 06/01/27	120	113,401
2.65%, 06/01/30	99	88,622
3.20%, 07/01/26	174	170,066
3.50%, 07/01/29	160	151,922
4.20%, 10/01/28	60	58,999
4.40%, 07/01/49	137	118,692
5.15%, 08/12/34	55	55,164
5.45%, 03/02/28	100	102,372
5.45%, 03/15/34	65	66,614
5.63%, 08/21/33	120	124,577
Intuit Inc.
1.35%, 07/15/27	42	38,899
1.65%, 07/15/30	42	35,926
5.13%, 09/15/28	50	51,216
5.20%, 09/15/33	125	128,319
5.25%, 09/15/26	60	60,766
5.50%, 09/15/53	75	77,072
Security	Par (000)	Value
Software (continued)
Open Text Corp.
3.88%, 02/15/28(b)	$65	$61,283
3.88%, 12/01/29(b)	60	54,810
6.90%, 12/01/27(b)	40	41,557
Open Text Holdings Inc.
4.13%, 02/15/30(b)	60	55,375
4.13%, 12/01/31(b)	47	42,282
PTC Inc., 4.00%, 02/15/28(b)	30	28,688
Rackspace Finance LLC, 3.50%, 05/15/28(b)	26	15,793
RingCentral Inc., 8.50%, 08/15/30(b)	25	26,486
Roper Technologies Inc.
1.40%, 09/15/27	80	73,639
1.75%, 02/15/31	66	55,102
2.00%, 06/30/30	65	56,214
2.95%, 09/15/29	55	50,831
3.80%, 12/15/26	109	107,438
3.85%, 12/15/25	37	36,657
4.20%, 09/15/28	40	39,499
4.90%, 10/15/34	65	63,992
ServiceNow Inc., 1.40%, 09/01/30	145	122,064
Twilio Inc.
3.63%, 03/15/29	35	32,425
3.88%, 03/15/31	30	27,343
VMware LLC
1.40%, 08/15/26	145	137,013
1.80%, 08/15/28	50	45,190
2.20%, 08/15/31	120	100,963
3.90%, 08/21/27	127	124,454
4.65%, 05/15/27	57	56,984
4.70%, 05/15/30	77	76,206
Workday Inc.
3.50%, 04/01/27	65	63,573
3.70%, 04/01/29	10	9,638
3.80%, 04/01/32	70	64,999
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	36,762
		4,821,703
Telecommunications — 1.6%
America Movil SAB de CV
2.88%, 05/07/30	10	9,055
4.38%, 07/16/42	15	13,243
4.38%, 04/22/49	45	39,140
6.13%, 03/30/40	210	224,267
6.38%, 03/01/35	110	120,199
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	43,884
4.30%, 07/29/49	45	37,010
4.46%, 04/01/48	95	80,864
5.10%, 05/11/33	25	24,826
5.20%, 02/15/34	60	60,009
5.55%, 02/15/54	45	44,599
Series US-4, 3.65%, 03/17/51	40	29,207
Series US-6, 3.20%, 02/15/52	50	33,526
Ciena Corp., 4.00%, 01/31/30(b)	25	23,024
CommScope LLC
4.75%, 09/01/29(b)	80	66,196
6.00%, 03/01/26(b)	90	88,465
7.13%, 07/01/28(b)	40	33,503
8.25%, 03/01/27(b)(c)	80	74,180
CommScope Technologies LLC, 5.00%, 03/15/27(b)(c)	45	38,564

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	$125	$115,489
Consolidated Communications Inc.
5.00%, 10/01/28(b)	30	28,167
6.50%, 10/01/28(b)	50	48,611
Corning Inc.
3.90%, 11/15/49	32	25,463
4.38%, 11/15/57	57	46,968
4.70%, 03/15/37	14	13,331
4.75%, 03/15/42	35	32,412
5.35%, 11/15/48	26	25,517
5.45%, 11/15/79	60	57,708
5.75%, 08/15/40	36	37,283
5.85%, 11/15/68	20	20,399
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	110	109,123
5.88%, 10/15/27(b)	80	80,071
5.88%, 11/01/29	50	50,048
6.00%, 01/15/30(b)	70	70,243
6.75%, 05/01/29(b)	60	60,763
8.63%, 03/15/31(b)	55	59,204
8.75%, 05/15/30(b)	80	85,205
Frontier Florida LLC, Series E, 6.86%, 02/01/28	25	25,918
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	186,726
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	200	187,078
Juniper Networks Inc.
1.20%, 12/10/25	47	45,339
2.00%, 12/10/30	42	35,359
3.75%, 08/15/29	45	42,929
5.95%, 03/15/41	40	40,867
Level 3 Financing Inc.
3.88%, 10/15/30(b)	45	35,906
4.00%, 04/15/31(b)	45	35,722
4.50%, 04/01/30(b)	60	50,453
4.88%, 06/15/29(b)	50	43,933
10.00%, 10/15/32(b)(c)	50	50,060
10.50%, 04/15/29(b)	40	44,835
10.50%, 05/15/30(b)	62	67,975
10.75%, 12/15/30(b)	70	78,967
11.00%, 11/15/29(b)	120	135,564
Lumen Technologies Inc.
4.13%, 04/15/29(b)	23	21,041
4.13%, 04/15/30(b)(c)	23	20,693
4.50%, 01/15/29(b)	25	21,038
5.38%, 06/15/29(b)(c)	15	12,692
10.00%, 10/15/32(b)	40	40,135
Series P, 7.60%, 09/15/39	25	20,280
Series U, 7.65%, 03/15/42	15	12,198
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,357
Motorola Solutions Inc.
4.60%, 02/23/28	75	75,039
4.60%, 05/23/29	80	79,676
5.40%, 04/15/34	80	81,742
5.50%, 09/01/44	40	40,297
Nokia OYJ
4.38%, 06/12/27	30	29,451
6.63%, 05/15/39	35	36,170
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	176,073
Rogers Communications Inc.
2.90%, 11/15/26	84	81,059
Security	Par (000)	Value
Telecommunications (continued)
3.63%, 12/15/25	$45	$44,438
3.70%, 11/15/49	80	59,290
3.80%, 03/15/32	120	110,350
4.30%, 02/15/48	80	66,204
4.35%, 05/01/49	81	67,280
4.50%, 03/15/42	65	57,364
4.50%, 03/15/43	55	47,851
4.55%, 03/15/52	155	131,518
5.00%, 02/15/29	30	30,175
5.00%, 03/15/44	90	83,730
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	47	46,207
5.30%, 02/15/34	70	70,129
5.45%, 10/01/43	20	19,579
7.50%, 08/15/38	35	41,080
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	20	15,507
Telecom Italia Capital SA
6.00%, 09/30/34	40	39,170
6.38%, 11/15/33	40	40,363
7.20%, 07/18/36	40	41,072
7.72%, 06/04/38	20	21,278
TELUS Corp.
2.80%, 02/16/27	37	35,494
3.40%, 05/13/32	60	54,106
3.70%, 09/15/27	95	92,367
4.30%, 06/15/49	40	32,540
4.60%, 11/16/48	45	38,691
U.S. Cellular Corp., 6.70%, 12/15/33	35	37,937
Verizon Communications Inc.
1.50%, 09/18/30	87	73,064
1.68%, 10/30/30	80	67,273
1.75%, 01/20/31	140	117,232
2.10%, 03/22/28	229	211,350
2.36%, 03/15/32	356	300,689
2.55%, 03/21/31	194	169,951
2.63%, 08/15/26	170	165,363
2.65%, 11/20/40	169	120,653
2.85%, 09/03/41	65	47,115
2.88%, 11/20/50	165	107,433
2.99%, 10/30/56	240	151,929
3.00%, 03/22/27	187	180,860
3.00%, 11/20/60	117	72,623
3.15%, 03/22/30	104	96,336
3.40%, 03/22/41	247	195,160
3.55%, 03/22/51	394	293,258
3.70%, 03/22/61	250	181,492
3.85%, 11/01/42	50	41,154
3.88%, 02/08/29	104	101,303
3.88%, 03/01/52	70	54,870
4.00%, 03/22/50	84	67,677
4.02%, 12/03/29	268	260,221
4.13%, 03/16/27	279	276,551
4.13%, 08/15/46	80	66,702
4.33%, 09/21/28	225	222,943
4.40%, 11/01/34	147	140,324
4.50%, 08/10/33	161	155,774
4.52%, 09/15/48	105	92,501
4.67%, 03/15/55	35	31,306
4.75%, 11/01/41	37	34,614
4.78%, 02/15/35(b)	185	180,762
4.81%, 03/15/39	84	80,359

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.86%, 08/21/46	$145	$135,739
5.01%, 04/15/49	55	53,528
5.01%, 08/21/54	55	51,502
5.25%, 03/16/37	80	80,547
5.50%, 03/16/47	32	32,842
5.50%, 02/23/54	70	70,942
5.85%, 09/15/35	27	28,577
6.40%, 09/15/33	27	29,862
6.55%, 09/15/43	52	59,487
7.75%, 12/01/30	55	63,510
Viasat Inc.
5.63%, 04/15/27(b)(c)	50	47,869
6.50%, 07/15/28(b)(c)	25	20,049
7.50%, 05/30/31(b)(c)	50	33,944
Viavi Solutions Inc., 3.75%, 10/01/29(b)	25	22,833
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)	90	90,613
		10,587,744
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	15	14,563
3.55%, 11/19/26	60	58,708
3.90%, 11/19/29	100	95,128
5.10%, 05/15/44	35	31,895
6.05%, 05/14/34	25	25,789
6.35%, 03/15/40	45	47,593
		273,676
Transportation — 0.2%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	55	54,578
5.88%, 09/14/33(b)	60	63,256
CH Robinson Worldwide Inc., 4.20%, 04/15/28	55	54,142
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	168,216
JB Hunt Transport Services Inc., 3.88%, 03/01/26	70	69,355
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	172,681
RXO Inc., 7.50%, 11/15/27(b)	25	25,906
Ryder System Inc.
2.85%, 03/01/27	70	67,190
2.90%, 12/01/26	50	48,244
4.30%, 06/15/27	60	59,442
5.25%, 06/01/28	50	50,838
5.38%, 03/15/29	25	25,567
5.50%, 06/01/29	30	30,835
6.30%, 12/01/28	20	21,178
6.60%, 12/01/33	70	77,259
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	180,052
XPO CNW Inc., 6.70%, 05/01/34	20	21,201
XPO Inc.
6.25%, 06/01/28(b)	65	65,888
7.13%, 06/01/31(b)	50	51,819
7.13%, 02/01/32(b)	45	46,888
		1,354,535
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	60	49,717
3.10%, 06/01/51	45	30,277
3.25%, 09/15/26	30	29,233
3.50%, 03/15/28	25	23,989
3.85%, 03/30/27	35	34,270
Security	Par (000)	Value
Trucking & Leasing (continued)
4.00%, 06/30/30	$80	$76,632
4.55%, 11/07/28	25	24,847
4.70%, 04/01/29	35	34,941
5.20%, 03/15/44	25	23,912
5.40%, 03/15/27	5	5,070
5.45%, 09/15/33	10	10,260
6.05%, 03/15/34	65	69,315
6.05%, 06/05/54(c)	15	16,255
		428,718
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	65	59,058
2.95%, 09/01/27	5	4,792
3.25%, 06/01/51	25	17,781
3.45%, 06/01/29	92	87,488
3.45%, 05/01/50	39	28,856
3.75%, 09/01/28	45	43,697
3.75%, 09/01/47	31	24,310
4.00%, 12/01/46	25	20,583
4.15%, 06/01/49	37	30,859
4.20%, 09/01/48	30	25,233
4.30%, 12/01/42	37	32,693
4.30%, 09/01/45	20	17,324
4.45%, 06/01/32	55	53,882
5.15%, 03/01/34	20	20,337
5.45%, 03/01/54	50	50,852
6.59%, 10/15/37	55	62,513
		580,258
Total Corporate Bonds & Notes — 30.9% (Cost: $217,664,326)		209,267,281
Foreign Government Obligations(g)
Argentina — 0.3%
Argentina Bonar Bond
1.00%, 07/09/29	60	43,924
1.75%, 07/09/30(h)	341	233,630
3.50%, 07/09/41(h)	50	27,861
4.13%, 07/09/35(h)	370	232,957
5.00%, 01/09/38(h)	190	125,613
Argentine Republic Government International Bond
1.00%, 07/09/29	100	77,511
1.75%, 07/09/30(h)	451	332,336
3.50%, 07/09/41(h)	280	166,230
4.13%, 07/09/35(c)(h)	525	332,226
5.00%, 01/09/38(h)	290	195,065
5.00%, 07/09/46(c)(h)	65	41,178
		1,808,531
Brazil — 0.2%
Brazilian Government International Bond
5.00%, 01/27/45	200	157,340
5.63%, 01/07/41(c)	300	269,394
7.13%, 01/20/37	225	239,097
8.25%, 01/20/34	200	229,784
10.13%, 05/15/27(c)	120	133,122
		1,028,737
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(d)	70	66,795

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada — 1.0%
Canada Government International Bond
0.75%, 05/19/26	$170	$161,591
3.75%, 04/26/28	210	207,480
4.63%, 04/30/29	155	158,201
CDP Financial Inc.
1.00%, 05/26/26(b)	50	47,562
4.25%, 07/25/28(b)	255	254,168
CPPIB Capital Inc.
0.88%, 09/09/26(b)	5	4,705
4.25%, 07/20/28(b)	270	269,554
Export Development Canada
3.00%, 05/25/27	200	194,394
3.75%, 09/07/27	150	148,342
3.88%, 02/14/28	425	420,976
4.13%, 02/13/29	220	219,860
4.38%, 06/29/26	135	135,074
4.75%, 06/05/34	60	62,190
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	208,970
2.00%, 04/16/31(b)	250	215,590
4.63%, 04/10/29(b)	5	5,049
Province of Alberta Canada
1.30%, 07/22/30	115	97,511
2.05%, 08/17/26(b)	100	96,214
3.30%, 03/15/28	125	121,205
4.50%, 01/24/34	50	49,855
Province of British Columbia Canada
0.90%, 07/20/26	155	146,634
1.30%, 01/29/31	90	75,210
2.25%, 06/02/26	55	53,309
4.20%, 07/06/33	110	107,619
4.75%, 06/12/34	130	132,014
4.80%, 11/15/28	150	152,708
4.90%, 04/24/29	110	112,674
7.25%, 09/01/36	20	24,393
Province of Manitoba Canada
1.50%, 10/25/28	65	58,546
2.13%, 06/22/26	245	236,537
4.30%, 07/27/33	5	4,912
4.90%, 05/31/34	60	61,602
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,482
Province of Ontario Canada
0.63%, 01/21/26	166	158,986
1.05%, 04/14/26	130	124,244
1.05%, 05/21/27	110	101,756
1.13%, 10/07/30	125	104,340
1.60%, 02/25/31	75	63,730
1.80%, 10/14/31	125	105,850
2.00%, 10/02/29	95	85,619
2.13%, 01/21/32	75	64,571
2.30%, 06/15/26	70	67,838
2.50%, 04/27/26	120	116,886
3.10%, 05/19/27	90	87,530
3.70%, 09/17/29	20	19,507
4.20%, 01/18/29	150	149,577
5.05%, 04/24/34	100	103,871
Province of Quebec Canada
1.35%, 05/28/30	90	76,914
2.50%, 04/20/26	90	87,681
2.75%, 04/12/27	68	65,660
3.63%, 04/13/28	300	293,778
Security	Par (000)	Value
Canada (continued)
4.25%, 09/05/34	$30	$29,307
4.50%, 04/03/29	105	105,880
4.50%, 09/08/33	105	105,060
Series PD, 7.50%, 09/15/29	110	124,828
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,866
PSP Capital Inc.
1.63%, 10/26/28(b)	15	13,558
3.75%, 10/02/29(b)	5	4,879
		6,530,847
Chile — 0.2%
Chile Government International Bond
3.24%, 02/06/28	200	191,147
3.50%, 01/25/50	200	147,496
3.86%, 06/21/47	200	158,476
4.00%, 01/31/52	200	159,010
4.95%, 01/05/36	200	196,304
5.33%, 01/05/54	200	195,243
		1,047,676
Colombia — 0.1%
Colombia Government International Bond
4.50%, 03/15/29	200	186,683
5.00%, 06/15/45	200	140,784
6.13%, 01/18/41	300	252,878
7.38%, 09/18/37	300	294,294
		874,639
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%, 04/03/34(d)	200	205,522
Denmark — 0.1%
Kommunekredit
0.50%, 01/28/26(d)	200	191,051
4.63%, 03/05/27(d)	200	201,303
		392,354
Finland — 0.1%
Finland Government International Bond, 6.95%, 02/15/26	110	112,874
Kuntarahoitus OYJ, 4.88%, 01/13/27(b)	200	202,284
		315,158
France — 0.4%
Agence Francaise de Developpement EPIC
4.50%, 02/17/26(d)	200	199,608
4.50%, 03/05/29(d)	400	400,788
Caisse d'Amortissement de la Dette Sociale
0.63%, 02/18/26(b)	10	9,542
1.00%, 10/21/30(b)	10	8,262
1.25%, 10/28/26(b)	5	4,713
1.38%, 01/20/31(b)	330	276,750
3.75%, 05/24/28(b)	310	303,515
4.00%, 01/25/26(b)	10	9,936
4.25%, 01/24/27(b)	600	597,910
4.50%, 05/22/29(b)	200	201,104
4.88%, 09/19/26(b)	205	206,516
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	200	199,086
SFIL SA, 5.00%, 04/26/27(d)	200	202,413
		2,620,143
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	95,391

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	$200	$189,424
2.63%, 02/04/51(b)	200	137,378
4.75%, 01/12/28(b)	200	202,387
Hong Kong Government International Bond
1.38%, 02/02/31(b)	200	169,310
4.00%, 06/07/33(b)	200	196,419
		894,918
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	160,327
5.50%, 03/26/36(d)	200	192,418
6.25%, 09/22/32(d)	200	206,618
7.63%, 03/29/41	166	188,260
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	200	202,850
		950,473
Indonesia — 0.5%
Indonesia Government International Bond
2.85%, 02/14/30	200	181,515
3.05%, 03/12/51	200	136,665
3.20%, 09/23/61	200	131,130
3.40%, 09/18/29	200	188,080
4.35%, 01/11/48	200	175,089
4.55%, 01/11/28	200	198,730
4.65%, 09/20/32	200	194,916
4.70%, 02/10/34	200	194,812
4.85%, 01/11/33	200	197,346
5.10%, 02/10/54	400	384,764
6.75%, 01/15/44(d)	200	233,869
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	173,343
4.15%, 03/29/27(d)	200	197,118
4.40%, 06/06/27(d)	200	198,179
4.70%, 06/06/32(d)	200	196,518
5.10%, 07/02/29(d)	200	201,467
		3,183,541
Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26	200	195,001
5.38%, 03/12/29	200	202,342
5.50%, 03/12/34	200	200,119
5.75%, 03/12/54	200	191,814
State of Israel
3.38%, 01/15/50	400	270,527
3.80%, 05/13/60(d)	200	137,124
		1,196,927
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	235	214,877
3.88%, 05/06/51	260	185,727
4.00%, 10/17/49	20	15,080
5.38%, 06/15/33	70	70,369
		486,053
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	10	8,289
1.25%, 10/20/26(b)	5	4,712
1.75%, 10/20/31(b)	5	4,208
1.88%, 08/28/29(b)	10	8,934
4.50%, 01/30/34(b)	200	200,348
Security	Par (000)	Value
Japan (continued)
5.13%, 09/01/26(b)	$5	$5,052
Japan International Cooperation Agency
1.00%, 07/22/30	45	37,331
2.13%, 10/20/26	46	44,045
2.75%, 04/27/27	5	4,807
4.00%, 05/23/28	200	197,371
4.75%, 05/21/29	215	218,301
		733,398
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%, 10/14/44(d)	200	187,579
Latvia — 0.0%
Latvia Government International Bond, 5.13%, 07/30/34(b)	70	69,458
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	185,938
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)	305	297,557
3.63%, 10/01/26(b)	200	197,649
4.25%, 01/25/29(b)	205	205,316
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	37,831
4.00%, 06/01/28(b)	220	218,115
		956,468
Norway — 0.1%
Kommunalbanken AS
0.50%, 01/13/26(b)	20	19,133
1.13%, 10/26/26(b)	15	14,133
1.13%, 06/14/30(b)	200	169,187
4.25%, 01/24/29(b)	200	200,431
		402,884
Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32	200	147,713
3.16%, 01/23/30	200	172,856
4.50%, 05/15/47	400	279,076
4.50%, 04/16/50	200	134,791
6.70%, 01/26/36	100	98,889
7.88%, 03/01/57	200	208,739
8.88%, 09/30/27	45	48,902
9.38%, 04/01/29	100	112,905
		1,203,871
Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33(d)	200	178,356
Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32	100	77,725
2.78%, 01/23/31	145	126,262
2.78%, 12/01/60	65	37,404
3.00%, 01/15/34(c)	110	91,279
3.30%, 03/11/41	70	53,155
3.55%, 03/10/51(c)	75	53,755
3.60%, 01/15/72	85	55,761
5.38%, 02/08/35	200	198,223
5.63%, 11/18/50	100	98,417

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
6.55%, 03/14/37	$70	$75,685
8.75%, 11/21/33	100	122,051
		989,717
Poland — 0.2%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34(d)	200	203,535
6.25%, 10/31/28(d)	200	209,353
Republic of Poland Government International Bond
3.25%, 04/06/26	90	88,392
4.88%, 10/04/33	90	88,734
5.13%, 09/18/34	100	99,330
5.50%, 11/16/27	80	81,872
5.50%, 04/04/53	205	198,833
5.50%, 03/18/54	200	194,356
		1,164,405
Qatar — 0.2%
Qatar Government International Bond
3.75%, 04/16/30(d)	200	192,579
4.00%, 03/14/29(d)	200	197,031
4.40%, 04/16/50(d)	200	177,420
4.63%, 06/02/46(d)	200	185,425
4.75%, 05/29/34(d)	200	202,839
4.82%, 03/14/49(d)	200	188,629
5.10%, 04/23/48(d)	200	197,022
5.75%, 01/20/42(b)	200	214,839
		1,555,784
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	50	47,288
3.00%, 02/14/31(d)	100	82,838
3.63%, 03/27/32(d)	66	55,368
4.00%, 02/14/51(d)	100	66,554
5.13%, 06/15/48(d)	60	48,035
5.25%, 11/25/27(d)	60	59,139
6.00%, 05/25/34(d)	50	47,631
6.13%, 01/22/44(d)	60	55,228
6.38%, 01/30/34(d)	200	196,103
6.63%, 02/17/28(d)	100	102,305
7.13%, 01/17/33(d)	90	93,152
7.63%, 01/17/53(d)	50	52,820
		906,461
South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29	200	189,170
5.65%, 09/27/47	200	157,551
6.25%, 03/08/41	225	202,894
		549,615
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	199,358
4.63%, 02/15/27	200	201,100
Korea International Bond
1.75%, 10/15/31	200	169,760
4.50%, 07/03/29	200	202,591
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	202,700
		975,509
Security	Par (000)	Value
Supranational — 1.3%
Africa Finance Corp., 4.38%, 04/17/26(d)	$200	$196,289
African Development Bank
0.88%, 03/23/26	215	205,495
0.88%, 07/22/26	245	231,878
3.50%, 09/18/29	160	155,533
4.38%, 11/03/27	185	186,002
4.38%, 03/14/28	90	90,519
4.63%, 01/04/27	80	80,664
Council of Europe Development Bank
0.88%, 09/22/26	210	197,780
3.63%, 01/26/28	20	19,662
3.75%, 05/25/26	20	19,833
4.13%, 01/24/29	90	89,869
4.63%, 06/11/27	5	5,055
European Bank for Reconstruction & Development
0.50%, 01/28/26	20	19,113
4.13%, 01/25/29	195	194,751
4.25%, 03/13/34	135	134,615
4.38%, 03/09/28	35	35,210
Inter-American Development Bank
0.63%, 09/16/27	100	90,756
0.88%, 04/20/26	180	171,781
1.13%, 07/20/28	170	152,729
1.13%, 01/13/31	265	221,563
1.50%, 01/13/27	155	146,623
2.00%, 06/02/26	75	72,507
2.00%, 07/23/26	185	178,393
2.25%, 06/18/29	176	162,416
2.38%, 07/07/27	110	105,139
3.13%, 09/18/28	219	211,058
3.20%, 08/07/42	5	4,140
3.50%, 09/14/29	215	209,108
3.50%, 04/12/33	155	146,845
3.88%, 10/28/41	75	68,360
4.00%, 01/12/28	100	99,476
4.13%, 02/15/29	220	220,009
4.38%, 02/01/27	90	90,319
4.38%, 01/24/44	29	27,913
International Bank for Reconstruction & Development
0.65%, 02/10/26	25	23,712
0.75%, 11/24/27(c)	209	189,229
0.75%, 08/26/30	156	129,010
0.85%, 02/10/27	30	27,315
0.88%, 07/15/26	65	61,597
0.88%, 05/14/30	179	150,621
1.13%, 09/13/28	380	339,878
1.25%, 02/10/31	176	148,091
1.38%, 04/20/28	240	219,051
1.63%, 11/03/31	290	245,557
1.75%, 10/23/29	275	246,276
1.88%, 10/27/26	288	275,661
2.50%, 11/22/27	110	104,929
3.13%, 06/15/27	200	195,073
3.50%, 07/12/28	230	224,922
3.63%, 09/21/29	30	29,340
3.88%, 10/16/29	300	296,431
3.88%, 02/14/30	140	138,191
3.88%, 08/28/34	255	246,959
4.00%, 08/27/26	200	199,238
4.00%, 07/25/30	50	49,591
4.00%, 01/10/31	300	296,870

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.63%, 08/01/28	$225	$228,460
4.75%, 04/10/26	160	160,890
4.75%, 11/14/33	245	253,874
4.75%, 02/15/35	25	25,842
Nordic Investment Bank
0.50%, 01/21/26	20	19,129
4.25%, 02/28/29	215	215,730
4.38%, 03/14/28	55	55,281
		9,038,151
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.50%, 09/30/26(b)	20	20,060
Svensk Exportkredit AB
2.25%, 03/22/27	230	219,753
4.13%, 06/14/28	35	34,851
4.38%, 02/13/26	200	199,644
4.88%, 10/04/30	60	61,670
		535,978
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	198,637
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(d)	200	168,571
1.88%, 09/15/31(d)	200	167,641
2.50%, 09/30/29(d)	200	182,408
3.13%, 10/11/27(d)	200	192,573
3.13%, 09/30/49(d)	200	139,840
3.88%, 04/16/50(d)	200	160,248
4.13%, 10/11/47(d)	200	168,232
5.50%, 04/30/54(d)	200	204,817
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	180,943
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	171,433
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	181,782
UAE International Government Bond, 2.88%, 10/19/41(d)	400	295,311
		2,213,799
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)	20	20,102
4.63%, 03/06/26(b)	50	50,115
		70,217
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(c)	100	87,677
4.38%, 01/23/31	110	107,491
4.98%, 04/20/55	128	118,687
5.10%, 06/18/50	219	210,539
7.63%, 03/21/36	120	144,236
7.88%, 01/15/33, (7.88% PIK)(c)(e)	85	100,771
		769,401
Total Foreign Government Obligations — 6.6% (Cost: $46,283,281)		44,583,331
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 22.7%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	283	276,544
4.00%, 01/01/48	33	30,887
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	$27	$26,605
Series K048, Class A2, 3.28%, 06/25/25(a)	99	97,971
Series K058, Class A2, 2.65%, 08/25/26	75	72,682
Series K064, Class A2, 3.22%, 03/25/27	100	97,469
Series K070, Class A2, 3.30%, 11/25/27(a)	200	193,846
Series K115, Class A2, 1.38%, 06/25/30	50	42,568
Series K131, Class A2, 1.85%, 07/25/31	1,000	852,953
Series K735, Class A2, 2.86%, 05/25/26	193	188,658
Series K739, Class A2, 1.34%, 09/25/27	180	166,661
Federal National Mortgage Association-ACES
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	144	138,304
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	50	47,861
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	286,134
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	211,202
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	407,609
Government National Mortgage Association
2.00%, 08/20/50	145	120,021
2.00%, 11/20/50	389	321,264
2.00%, 12/20/50	2,802	2,311,555
2.00%, 01/20/51	3,820	3,150,236
2.00%, 02/20/51	1,480	1,221,085
2.00%, 10/20/51	1,036	854,241
2.00%, 12/20/51	360	296,454
2.50%, 10/20/50	469	402,476
2.50%, 01/20/51	167	143,075
2.50%, 05/20/51	1,843	1,579,391
2.50%, 08/20/51	110	94,437
2.50%, 11/20/51	3,139	2,687,716
2.50%, 12/20/51	789	675,647
2.50%, 02/20/52	1,636	1,399,838
2.50%, 08/20/52	323	276,390
3.00%, 03/20/45	29	25,731
3.00%, 12/20/45	3	3,086
3.00%, 01/20/46	3	3,085
3.00%, 03/20/46	230	206,596
3.00%, 05/20/46	2	1,883
3.00%, 08/20/46	9	8,154
3.00%, 09/20/46	82	74,029
3.00%, 04/20/49	42	38,031
3.00%, 10/15/49	28	24,669
3.00%, 12/20/49	924	825,099
3.00%, 02/20/50	322	286,875
3.00%, 07/20/50	107	95,621
3.00%, 12/20/50	148	131,803
3.00%, 08/20/51	968	860,792
3.00%, 09/20/51	819	727,752
3.00%, 10/20/51	538	478,161
3.00%, 11/20/51	125	110,957
3.00%, 02/20/52	828	735,403
3.00%, 12/19/54(i)	125	110,760
3.50%, 10/20/42	667	624,886
3.50%, 05/20/47	378	349,612
3.50%, 09/20/47	723	668,850
3.50%, 02/20/48	131	121,421
3.50%, 03/20/49	320	295,097
3.50%, 09/20/49	200	184,333
3.50%, 10/20/49	134	123,018
3.50%, 12/20/49	56	51,555
3.50%, 01/20/50	299	275,083

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/52	$837	$768,698
3.50%, 02/20/52	296	271,579
3.50%, 12/19/54(i)	375	342,822
4.00%, 02/20/49	705	670,821
4.00%, 01/20/50	40	38,134
4.00%, 07/20/52	83	78,683
4.00%, 08/20/52	305	287,678
4.00%, 09/20/52	704	663,840
4.00%, 12/20/52	203	191,893
4.00%, 12/19/54(i)	300	282,076
4.50%, 07/20/41	162	160,285
4.50%, 09/20/48	80	78,179
4.50%, 01/20/49	158	154,709
4.50%, 06/20/53	613	592,975
4.50%, 12/19/54(i)	1,250	1,206,083
5.00%, 07/20/52	43	42,954
5.00%, 09/20/52	444	438,607
5.00%, 12/20/52	345	340,845
5.00%, 01/20/53	216	213,473
5.00%, 04/20/53	131	129,267
5.00%, 12/15/54(i)	2,140	2,108,910
5.50%, 12/20/52	600	602,487
5.50%, 01/20/53	61	60,992
5.50%, 04/20/53	242	242,670
5.50%, 06/20/53	170	170,131
5.50%, 07/20/53	229	230,508
5.50%, 12/15/54(i)	1,525	1,526,332
6.00%, 09/20/53	115	116,956
6.00%, 10/20/53	174	176,151
6.00%, 07/20/54	857	866,727
6.00%, 08/20/54	418	422,708
6.00%, 12/15/54(i)	1,125	1,136,295
6.50%, 07/20/54	788	802,416
6.50%, 08/20/54	25	25,240
6.50%, 12/15/54(i)	1,000	1,016,751
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	144	125,878
1.50%, 10/01/36	57	49,577
1.50%, 02/01/37	1,159	1,013,701
1.50%, 03/01/37	1,457	1,271,981
1.50%, 04/01/37	113	98,354
1.50%, 08/01/37	99	86,337
1.50%, 12/17/39(i)	200	174,431
1.50%, 11/01/50	415	318,618
1.50%, 03/01/51	593	454,576
1.50%, 04/01/51	436	333,983
1.50%, 05/01/51	839	642,872
1.50%, 07/01/51	1,500	1,149,555
2.00%, 12/01/35	40	36,120
2.00%, 02/01/36	659	595,847
2.00%, 03/01/36	129	117,001
2.00%, 04/01/36	47	42,486
2.00%, 05/01/36	28	25,232
2.00%, 06/01/36	525	472,761
2.00%, 08/01/36	359	323,487
2.00%, 09/01/36	640	575,872
2.00%, 10/01/36	210	188,902
2.00%, 11/01/36	186	167,519
2.00%, 12/01/36	403	361,656
2.00%, 01/01/37	548	492,864
2.00%, 02/01/37	680	610,973
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/37	$1,761	$1,580,596
2.00%, 05/01/37	269	241,193
2.00%, 06/01/37	577	516,852
2.00%, 12/17/39(i)	550	493,176
2.00%, 07/01/50	241	195,560
2.00%, 08/01/50	757	616,071
2.00%, 09/01/50	315	254,595
2.00%, 10/01/50	718	581,439
2.00%, 11/01/50	1,587	1,283,077
2.00%, 12/01/50	54	43,807
2.00%, 01/01/51	647	523,501
2.00%, 02/01/51	365	294,975
2.00%, 03/01/51	2,019	1,632,142
2.00%, 04/01/51	1,217	983,076
2.00%, 05/01/51	1,007	812,846
2.00%, 06/01/51	768	622,604
2.00%, 07/01/51	581	470,517
2.00%, 08/01/51	1,865	1,503,333
2.00%, 10/01/51	2,633	2,126,457
2.00%, 11/01/51	2,196	1,774,996
2.00%, 12/01/51	2,487	2,019,523
2.00%, 01/01/52	2,526	2,037,780
2.00%, 02/01/52	410	329,629
2.00%, 03/01/52	43	34,557
2.00%, 12/13/53(i)	3,725	2,983,474
2.50%, 07/01/32	278	263,688
2.50%, 11/01/34	33	30,539
2.50%, 10/01/35	96	88,848
2.50%, 03/01/36	76	70,695
2.50%, 05/01/36	410	378,754
2.50%, 06/01/36	74	68,494
2.50%, 07/01/36	294	270,677
2.50%, 08/01/36	81	75,210
2.50%, 04/01/37	295	271,970
2.50%, 05/01/37	322	296,275
2.50%, 06/01/37	324	297,932
2.50%, 12/17/39(i)	800	736,525
2.50%, 10/01/50	90	76,764
2.50%, 11/01/50	1,190	1,009,404
2.50%, 12/01/50	273	230,818
2.50%, 01/01/51	270	227,431
2.50%, 03/01/51	482	408,699
2.50%, 04/01/51	126	106,451
2.50%, 07/01/51	358	303,138
2.50%, 08/01/51	1,356	1,152,308
2.50%, 09/01/51	1,468	1,239,895
2.50%, 10/01/51	1,020	859,095
2.50%, 11/01/51	2,206	1,857,335
2.50%, 12/01/51	3,152	2,663,567
2.50%, 01/01/52	2,836	2,385,773
2.50%, 02/01/52	420	354,619
2.50%, 03/01/52	1,265	1,062,392
2.50%, 04/01/52	1,666	1,404,325
2.50%, 12/12/54(i)	2,600	2,175,599
3.00%, 03/01/30	63	61,495
3.00%, 09/01/34	334	317,927
3.00%, 03/01/35	30	28,975
3.00%, 07/01/35	23	21,658
3.00%, 07/01/38	208	196,133
3.00%, 12/17/39(i)	925	870,529
3.00%, 11/01/46	84	74,948

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/48	$542	$491,042
3.00%, 11/01/48	111	98,591
3.00%, 02/01/49	776	694,663
3.00%, 12/01/49	1,095	973,957
3.00%, 08/01/50	156	139,400
3.00%, 10/01/50	236	206,419
3.00%, 01/01/51	67	59,613
3.00%, 04/01/51	74	64,155
3.00%, 07/01/51	1,000	881,588
3.00%, 08/01/51	390	341,599
3.00%, 11/01/51	61	53,820
3.00%, 01/01/52	1,146	1,010,373
3.00%, 02/01/52	418	366,634
3.00%, 04/01/52	4,187	3,679,320
3.00%, 05/01/52	867	761,162
3.00%, 12/12/54(i)	1,125	980,496
3.50%, 02/01/34	89	86,014
3.50%, 12/17/39(i)	575	550,728
3.50%, 07/01/45	1,524	1,414,111
3.50%, 07/01/47	54	49,309
3.50%, 09/01/47	544	500,913
3.50%, 10/01/47	292	268,794
3.50%, 11/01/47	72	66,578
3.50%, 02/01/48	338	311,806
3.50%, 02/01/49	54	49,842
3.50%, 03/01/49	218	200,578
3.50%, 06/01/49	322	296,606
3.50%, 08/01/49	63	57,580
3.50%, 12/01/49	298	271,111
3.50%, 02/01/51	1,522	1,396,144
3.50%, 10/01/51	674	620,677
3.50%, 06/01/52	844	772,710
3.50%, 07/01/52	292	267,688
3.50%, 12/12/54(i)	1,775	1,608,822
4.00%, 08/01/37	28	27,166
4.00%, 09/01/37	40	38,963
4.00%, 11/01/37	55	53,312
4.00%, 02/01/38	29	28,125
4.00%, 05/01/38	26	24,940
4.00%, 11/01/38	16	15,752
4.00%, 12/15/39(i)	900	874,529
4.00%, 09/01/47	36	33,760
4.00%, 05/01/48	1,056	1,002,574
4.00%, 09/01/48	315	299,396
4.00%, 03/01/49	160	152,189
4.00%, 07/01/49	647	614,163
4.00%, 08/01/49	231	218,915
4.00%, 04/01/50	480	454,713
4.00%, 05/01/50	229	216,661
4.00%, 03/01/51	1,129	1,070,677
4.00%, 05/01/52	483	454,409
4.00%, 06/01/52	612	575,326
4.00%, 08/01/52	563	529,684
4.00%, 12/12/54(i)	1,300	1,215,718
4.50%, 04/01/49	73	71,478
4.50%, 09/01/50	360	350,646
4.50%, 10/01/50	130	126,885
4.50%, 05/01/52	142	138,719
4.50%, 06/01/52	706	679,937
4.50%, 09/01/52	981	945,829
4.50%, 10/01/52	1,786	1,724,404
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/52	$41	$39,022
4.50%, 12/01/52	302	293,994
4.50%, 08/01/53	36	35,451
4.50%, 12/12/54(i)	700	672,121
5.00%, 09/01/49	23	23,371
5.00%, 08/01/52	107	105,559
5.00%, 09/01/52	252	249,970
5.00%, 10/01/52	372	368,380
5.00%, 11/01/52	324	320,558
5.00%, 12/01/52	277	274,348
5.00%, 01/01/53	781	770,340
5.00%, 03/01/53	87	86,345
5.00%, 04/01/53	230	225,672
5.00%, 06/01/53	187	184,912
5.00%, 12/12/54(i)	2,725	2,673,740
5.50%, 09/01/52	105	106,514
5.50%, 11/01/52	154	155,615
5.50%, 12/01/52	581	588,225
5.50%, 01/01/53	684	690,820
5.50%, 02/01/53	306	306,204
5.50%, 03/01/53	181	182,450
5.50%, 04/01/53	148	149,052
5.50%, 05/01/53	605	605,602
5.50%, 06/01/53	43	43,214
5.50%, 03/01/54	580	579,544
5.50%, 05/01/54	285	285,315
5.50%, 11/01/54	1,230	1,239,474
5.50%, 12/15/54(i)	2,155	2,152,355
6.00%, 01/01/53	69	71,531
6.00%, 06/01/53	78	79,846
6.00%, 07/01/53	202	204,867
6.00%, 08/01/53	309	316,345
6.00%, 09/01/53	409	417,492
6.00%, 11/01/53	614	625,717
6.00%, 12/01/53	183	186,539
6.00%, 02/01/54	113	114,810
6.00%, 03/01/54	266	269,241
6.00%, 05/01/54	1,263	1,283,698
6.00%, 08/01/54	1,934	1,958,567
6.00%, 12/15/54(i)	575	581,729
6.50%, 10/01/53	48	49,305
6.50%, 11/01/53	54	55,923
6.50%, 12/01/53	536	554,674
6.50%, 01/01/54	743	769,540
6.50%, 02/01/54	629	653,053
6.50%, 08/01/54	671	692,342
6.50%, 09/01/54	147	151,154
6.50%, 12/15/54(i)	1,525	1,561,139
		153,735,633
U.S. Government Obligations — 37.9%
U.S. Treasury Note/Bond
0.25%, 10/31/25	1,300	1,252,113
0.38%, 11/30/25	1,000	961,289
0.38%, 12/31/25	1,560	1,494,980
0.38%, 01/31/26	3,370	3,219,403
0.38%, 09/30/27	1,100	991,031
0.50%, 02/28/26	800	763,406
0.50%, 05/31/27	1,000	914,297
0.50%, 08/31/27	780	707,484
0.50%, 10/31/27	230	207,413
0.63%, 07/31/26	2,000	1,885,156

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.63%, 03/31/27	$800	$738,250
0.63%, 11/30/27	700	631,914
0.63%, 12/31/27	1,445	1,301,064
0.63%, 05/15/30	115	95,675
0.63%, 08/15/30	2,050	1,690,770
0.75%, 03/31/26	300	286,418
0.75%, 04/30/26	1,400	1,332,953
0.75%, 08/31/26	600	565,289
0.75%, 01/31/28	1,700	1,531,727
0.88%, 06/30/26	2,300	2,182,484
0.88%, 09/30/26	1,900	1,789,711
0.88%, 11/15/30	1,190	990,861
1.00%, 07/31/28	2,100	1,880,812
1.13%, 10/31/26	1,100	1,038,512
1.13%, 02/28/27	700	654,938
1.13%, 02/29/28	2,130	1,938,300
1.13%, 08/31/28	2,400	2,154,188
1.13%, 02/15/31	1,015	853,552
1.13%, 05/15/40	2,000	1,269,687
1.13%, 08/15/40	1,590	1,000,458
1.25%, 11/30/26	1,900	1,794,535
1.25%, 12/31/26	1,700	1,602,250
1.25%, 03/31/28	2,550	2,324,684
1.25%, 04/30/28	1,400	1,273,562
1.25%, 05/31/28	1,600	1,452,625
1.25%, 06/30/28	1,660	1,503,597
1.25%, 09/30/28	1,700	1,529,070
1.25%, 08/15/31	1,950	1,625,508
1.25%, 05/15/50	1,055	539,534
1.38%, 10/31/28	1,970	1,777,155
1.38%, 12/31/28	1,400	1,258,141
1.38%, 11/15/31	2,650	2,213,164
1.38%, 11/15/40	1,480	965,931
1.38%, 08/15/50	1,440	758,250
1.50%, 08/15/26	1,400	1,338,148
1.50%, 01/31/27	2,000	1,890,469
1.50%, 11/30/28	1,300	1,176,297
1.63%, 05/15/26	1,650	1,589,156
1.63%, 10/31/26	600	572,109
1.63%, 05/15/31	1,800	1,548,562
1.63%, 11/15/50	1,600	900,500
1.75%, 01/31/29	2,800	2,549,969
1.75%, 08/15/41	1,820	1,244,141
1.88%, 02/28/27	1,000	951,484
1.88%, 02/28/29	1,050	960,176
1.88%, 02/15/32	2,150	1,850,344
1.88%, 02/15/41	1,839	1,297,932
1.88%, 02/15/51	1,770	1,063,106
1.88%, 11/15/51	1,570	935,622
2.00%, 11/15/26	2,000	1,919,219
2.00%, 11/15/41	1,300	920,359
2.00%, 02/15/50	1,400	872,156
2.00%, 08/15/51	1,850	1,142,086
2.25%, 11/15/25	1,550	1,519,242
2.25%, 03/31/26	600	584,320
2.25%, 02/15/27	570	547,289
2.25%, 08/15/27	700	666,805
2.25%, 11/15/27	1,000	948,672
2.25%, 05/15/41	1,550	1,158,141
2.25%, 08/15/46	1,300	891,109
2.25%, 08/15/49	500	331,328
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 02/15/52	$1,320	$863,569
2.38%, 05/15/27	600	575,531
2.38%, 03/31/29	680	633,728
2.38%, 05/15/29	1,000	931,016
2.38%, 02/15/42	1,980	1,484,381
2.38%, 11/15/49	500	340,234
2.38%, 05/15/51	2,000	1,351,562
2.50%, 03/31/27	700	674,898
2.50%, 02/15/45	1,075	788,277
2.50%, 02/15/46	760	550,644
2.50%, 05/15/46	900	649,969
2.63%, 01/31/26	560	549,369
2.63%, 05/31/27	1,400	1,350,234
2.63%, 02/15/29	1,000	943,828
2.63%, 07/31/29	1,000	938,516
2.75%, 04/30/27	3,000	2,905,781
2.75%, 07/31/27	1,000	965,547
2.75%, 02/15/28	1,400	1,343,344
2.75%, 05/31/29	900	850,289
2.75%, 08/15/32	2,400	2,181,375
2.75%, 08/15/42	290	229,145
2.75%, 11/15/42	400	314,750
2.75%, 08/15/47	550	410,781
2.75%, 11/15/47	600	447,188
2.88%, 05/15/28	1,000	960,781
2.88%, 08/15/28	600	574,547
2.88%, 04/30/29	800	761,250
2.88%, 05/15/32	2,000	1,839,687
2.88%, 05/15/43	200	159,500
2.88%, 08/15/45	960	748,800
2.88%, 11/15/46	600	461,906
2.88%, 05/15/49	200	151,313
2.88%, 05/15/52	1,300	977,641
3.00%, 10/31/25	250	246,895
3.00%, 05/15/42	250	206,094
3.00%, 11/15/44	500	400,391
3.00%, 05/15/45	990	789,989
3.00%, 11/15/45	400	317,875
3.00%, 02/15/47	500	392,422
3.00%, 05/15/47	600	469,875
3.00%, 02/15/48	800	623,500
3.00%, 08/15/48	700	544,141
3.00%, 02/15/49	300	232,641
3.00%, 08/15/52	1,400	1,080,406
3.13%, 11/15/28	1,100	1,061,156
3.13%, 08/31/29	1,900	1,821,180
3.13%, 02/15/43	500	415,781
3.13%, 08/15/44	500	409,453
3.13%, 05/15/48	550	437,938
3.25%, 06/30/27	900	881,016
3.25%, 06/30/29	2,400	2,315,625
3.25%, 05/15/42	700	599,047
3.38%, 09/15/27	833	817,251
3.38%, 05/15/33	2,800	2,645,125
3.38%, 08/15/42	400	347,688
3.38%, 05/15/44	100	85,359
3.38%, 11/15/48	1,500	1,246,875
3.50%, 09/30/26	1,061	1,048,152
3.50%, 01/31/28	638	626,586
3.50%, 04/30/28	1,000	980,937
3.50%, 09/30/29	545	531,588

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/31/30	$1,440	$1,401,188
3.50%, 04/30/30	800	777,563
3.50%, 02/15/33	2,400	2,292,375
3.63%, 05/15/26	1,300	1,288,574
3.63%, 03/31/28	1,300	1,280,805
3.63%, 05/31/28	1,400	1,378,562
3.63%, 08/31/29	826	810,319
3.63%, 03/31/30	700	684,742
3.63%, 09/30/31	1,144	1,111,110
3.63%, 08/15/43	200	178,250
3.63%, 02/15/53	1,114	972,661
3.63%, 05/15/53	1,030	899,962
3.75%, 04/15/26	2,050	2,035,746
3.75%, 08/31/26	962	954,560
3.75%, 08/15/27	822	814,422
3.75%, 12/31/28	1,200	1,184,156
3.75%, 05/31/30	400	393,406
3.75%, 06/30/30	438	430,609
3.75%, 12/31/30	800	785,063
3.75%, 08/31/31	636	622,386
3.75%, 11/15/43	300	271,734
3.88%, 01/15/26	100	99,516
3.88%, 10/15/27	785	780,216
3.88%, 11/30/27	1,223	1,215,265
3.88%, 12/31/27	800	794,875
3.88%, 09/30/29	1,900	1,882,484
3.88%, 11/30/29	1,450	1,436,859
3.88%, 12/31/29	2,400	2,377,500
3.88%, 08/15/33	2,375	2,325,763
3.88%, 08/15/34	2,058	2,009,122
3.88%, 02/15/43	488	452,925
3.88%, 05/15/43	486	450,613
4.00%, 12/15/25	513	511,136
4.00%, 02/15/26	1,900	1,893,172
4.00%, 01/15/27	704	701,635
4.00%, 02/29/28	1,000	996,641
4.00%, 06/30/28	538	536,319
4.00%, 01/31/29	826	822,967
4.00%, 07/31/29	1,030	1,026,781
4.00%, 10/31/29	1,050	1,046,555
4.00%, 02/28/30	800	796,875
4.00%, 07/31/30	600	597,188
4.00%, 01/31/31	1,495	1,486,591
4.00%, 02/15/34	2,838	2,800,308
4.00%, 11/15/42	488	461,923
4.00%, 11/15/52	900	838,687
4.13%, 06/15/26	1,441	1,438,467
4.13%, 10/31/26	277	276,686
4.13%, 02/15/27	860	859,194
4.13%, 09/30/27	900	900,562
4.13%, 07/31/28	500	500,313
4.13%, 03/31/29	1,700	1,701,461
4.13%, 10/31/29(c)	315	315,861
4.13%, 08/31/30	662	662,879
4.13%, 03/31/31	990	990,773
4.13%, 07/31/31	674	674,421
4.13%, 10/31/31	56	56,053
4.13%, 11/15/32	2,800	2,800,437
4.13%, 08/15/44	1,021	973,938
4.13%, 08/15/53	1,338	1,278,208
4.25%, 10/15/25	820	819,007
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 01/31/26	$800	$799,281
4.25%, 03/15/27	758	759,599
4.25%, 02/28/29	1,312	1,320,405
4.25%, 06/30/29	1,500	1,510,195
4.25%, 02/28/31	1,000	1,007,891
4.25%, 06/30/31	900	907,172
4.25%, 11/30/31	1,120	1,121,138
4.25%, 11/15/34	1,000	1,006,406
4.25%, 05/15/39	400	397,313
4.25%, 02/15/54	1,166	1,141,040
4.25%, 08/15/54	1,555	1,524,143
4.38%, 07/31/26	1,289	1,292,071
4.38%, 08/15/26	1,200	1,203,187
4.38%, 12/15/26	677	679,539
4.38%, 07/15/27	785	789,845
4.38%, 08/31/28	800	807,375
4.38%, 11/30/28	1,556	1,571,803
4.38%, 11/30/30	1,200	1,217,156
4.38%, 05/15/34	2,824	2,867,684
4.38%, 08/15/43	963	954,423
4.50%, 11/15/25	701	701,739
4.50%, 03/31/26	1,057	1,059,808
4.50%, 07/15/26	501	503,055
4.50%, 04/15/27	863	869,810
4.50%, 05/15/27	792	798,621
4.50%, 05/31/29	948	963,553
4.50%, 11/15/33	2,244	2,299,749
4.50%, 02/15/36	100	103,453
4.50%, 02/15/44	568	570,663
4.50%, 11/15/54	200	204,563
4.63%, 03/15/26	2,000	2,008,125
4.63%, 06/30/26	1,623	1,632,573
4.63%, 09/15/26	1,400	1,409,898
4.63%, 10/15/26	1,400	1,410,719
4.63%, 11/15/26	1,047	1,055,589
4.63%, 06/15/27	1,000	1,012,031
4.63%, 09/30/28	1,101	1,121,370
4.63%, 04/30/29	1,960	2,002,416
4.63%, 09/30/30	600	616,313
4.63%, 04/30/31	800	823,062
4.63%, 05/31/31	1,000	1,028,828
4.63%, 05/15/44	732	747,212
4.63%, 05/15/54	1,501	1,563,151
4.75%, 02/15/37	600	631,594
4.75%, 11/15/43	569	591,315
4.75%, 11/15/53	1,517	1,606,835
4.88%, 11/30/25	346	347,649
4.88%, 04/30/26	373	376,089
4.88%, 05/31/26	1,066	1,075,452
4.88%, 10/31/28	1,400	1,439,047
4.88%, 10/31/30	771	802,081
5.00%, 05/15/37	400	430,688
		256,638,335
Total U.S. Government & Agency Obligations — 60.6% (Cost: $445,910,163)		410,373,968
Total Long-Term Investments — 99.2% (Cost: $718,447,754)		672,320,087

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)(l)	27,500,000	$27,500,000
Total Short-Term Securities — 4.1% (Cost: $27,500,000)		27,500,000
Total Investments Before TBA Sales Commitments — 103.3% (Cost: $745,947,754)		699,820,087
Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities
2.00%, 12/13/53	(825)	(660,769)
2.50%, 12/17/39	(200)	(184,131)
2.50%, 12/12/54	(1,100)	(920,446)
3.00%, 12/17/39	(100)	(94,111)
3.00%, 12/12/54	(750)	(653,664)
3.50%, 12/17/39	(100)	(95,779)
3.50%, 12/12/54	(800)	(725,103)
4.00%, 12/15/39	(75)	(72,877)
5.00%, 12/12/54	(300)	(294,357)
Total TBA Sales Commitments — (0.5)% (Proceeds: $(3,644,426))		(3,701,237)
Total Investments, Net of TBA Sales Commitments — 102.8% (Cost: $742,303,328)		696,118,850
Liabilities in Excess of Other Assets — (2.8)%		(18,731,848)
Net Assets — 100.0%		$677,387,002

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$27,853,397	$—	$(353,397)(a)	$—	$—	$27,500,000	27,500,000	$1,091,300 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,254,536	$—	$2,254,536
Collateralized Mortgage Obligations	—	5,840,971	—	5,840,971
Corporate Bonds & Notes	—	209,267,281	—	209,267,281
Foreign Government Obligations	—	44,583,331	—	44,583,331
U.S. Government & Agency Obligations	—	410,373,968	—	410,373,968
Short-Term Securities
Money Market Funds	27,500,000	—	—	27,500,000
Liabilities
Investments
TBA Sales Commitments	—	(3,701,237)	—	(3,701,237)
	$27,500,000	$668,618,850	$—	$696,118,850

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced